UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4646
                                   ------------


                         AXP CALIFORNIA TAX-EXEMPT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:   12/31
                         --------------

AXP(R) California Tax-Exempt Fund
AXP(R) Massachusetts Tax-Exempt Fund
AXP(R) Michigan Tax-Exempt Fund
AXP(R) Minnesota Tax-Exempt Fund
AXP(R) New York Tax-Exempt Fund
AXP(R) Ohio Tax-Exempt Fund

                                                               Semiannual Report
                                                            for the Period Ended
                                                                   Dec. 31, 2004

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

(logo)                                                                  (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds

Table of Contents

Fund Snapshot                                                       3-9
   AXP California Tax-Exempt Fund                                     3
   AXP Massachusetts Tax-Exempt Fund                                  4
   AXP Michigan Tax-Exempt Fund                                       5
   AXP Minnesota Tax-Exempt Fund                                      6
   AXP New York Tax-Exempt Fund                                       7
   AXP Ohio Tax-Exempt Fund                                           8

Performance Summary                                               10-21
   AXP California Tax-Exempt Fund                                    10
   AXP Massachusetts Tax-Exempt Fund                                 12
   AXP Michigan Tax-Exempt Fund                                      14
   AXP Minnesota Tax-Exempt Fund                                     16
   AXP New York Tax-Exempt Fund                                      18
   AXP Ohio Tax-Exempt Fund                                          20

Questions & Answers
   with Portfolio Management                                         22

Investments in Securities                                         26-63
   AXP California Tax-Exempt Fund                                    26
   AXP Massachusetts Tax-Exempt Fund                                 33
   AXP Michigan Tax-Exempt Fund                                      38
   AXP Minnesota Tax-Exempt Fund                                     43
   AXP New York Tax-Exempt Fund                                      53
   AXP Ohio Tax-Exempt Fund                                          59

Financial Statements                                                 64

Notes to Financial Statements                                        71

Fund Expenses Example                                                98

Proxy Voting                                                        102

(logo) Dalbar

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP California Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: ICALX        B: ACABX        C: --

Total net assets                                         $215.1 million

Number of holdings                                                  106

Effective maturity(1)                                        17.4 years

Effective duration(2)                                         7.3 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         53.7%
AA bonds                                                           7.5
A bonds                                                           25.4
BBB bonds                                                          7.2
Non-investment grade bonds                                         6.2

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 2.8% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           52.8%
Non-insured                                                       47.2

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP Massachusetts Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local tax.

Inception dates by class
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: IDMAX        B: AXMBX        C: --

Total net assets                                          $80.1 million

Number of holdings                                                   54

Effective maturity(1)                                        14.4 years

Effective duration(2)                                         6.5 years

Weighted average bond rating(3)                                     AAA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         70.1%
AA bonds                                                          22.2
A bonds                                                            1.4
BBB bonds                                                          5.0
Non-investment grade bonds                                         1.3

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           54.6%
Non-insured                                                       45.4

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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4   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP Michigan Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates by class
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: INMIX        B: --           C: --

Total net assets                                          $62.7 million

Number of holdings                                                   59

Effective maturity(1)                                        14.1 years

Effective duration(2)                                         6.6 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         60.0%
AA bonds                                                          28.0
A bonds                                                            5.9
BBB bonds                                                          2.1
Non-investment grade bonds                                         4.0

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 5.5% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           50.6%
Non-insured                                                       49.4

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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5   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP Minnesota Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates by class
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: IMNTX        B: IDSMX        C: --

Total net assets                                         $416.4 million

Number of holdings                                                  158

Effective maturity(1)                                        12.1 years

Effective duration(2)                                         6.8 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         65.6%
AA bonds                                                          17.5
A bonds                                                            5.0
BBB bonds                                                          4.7
Non-investment grade bonds                                         7.2

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 8.2% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           37.5%
Non-insured                                                       62.5

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
6   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP New York Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 8/18/86      B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: INYKX        B: --           C: --

Total net assets                                          $94.0 million

Number of holdings                                                   75

Effective maturity(1)                                        15.5 years

Effective duration(2)                                         6.4 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         48.5%
AA bonds                                                          32.3
A bonds                                                           14.6
BBB bonds                                                          1.1
Non-investment grade bonds                                         3.5

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 3.5% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           47.6%
Non-insured                                                       52.4

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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7   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Snapshot AT DEC. 31, 2004

AXP Ohio Tax-Exempt Fund

PORTFOLIO MANAGER

Portfolio manager                 Since               Years in industry
Dave Kerwin, CFA*                 8/04                       19

* The Fund is managed by a team of portfolio managers led by Dave Kerwin.

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates by class
A: 7/2/87       B: 3/20/95      C: 6/26/00

Ticker symbols by class
A: IOHIX        B: --           C: --

Total net assets                                          $65.1 million

Number of holdings                                                   55

Effective maturity(1)                                        13.3 years

Effective duration(2)                                         6.3 years

Weighted average bond rating(3)                                      AA

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT.   LONG
           X       X    HIGH
           X       X    MEDIUM  QUALITY
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                         57.3%
AA bonds                                                          32.4
A bonds                                                            5.1
BBB bonds                                                          3.4
Non-investment grade bonds                                         1.8

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate. 3.4% of the portfolio rating above was determined through internal analysis.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                           53.4%
Non-insured                                                       46.6

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
8   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Yield Snapshot

AXP California Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.99%           2.38%             2.38%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 11 for additional performance information.

AXP Massachusetts Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.72%           2.10%             2.10%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 13 for additional performance information.

AXP Michigan Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.76%           2.14%             2.14%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 15 for additional performance information.

AXP Minnesota Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.98%           2.38%             2.38%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 17 for additional performance information.

AXP New York Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.82%           2.20%             2.20%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 19 for additional performance information.

AXP Ohio Tax-Exempt Fund

SEC YIELDS

                                  Class A         Class B           Class C
At Dec. 31, 2004                   2.60%           1.97%             1.97%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 21 for additional performance information.

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9   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                         AXP CALIFORNIA TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +5.29%        +5.75%          +5.19%       +5.44%

(bar 1) AXP California Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers California Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper California Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers California Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of California. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The index's returns include net reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
10   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                              Class A                  Class B                    Class C
(Inception dates)            (8/18/86)                (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +5.29%      +0.29%       +4.90%       -0.10%       +4.69%       +3.69%
1 year                  +4.47%      -0.50%       +3.88%       -0.09%       +3.68%       +3.68%
3 years                 +5.29%      +3.59%       +4.50%       +3.58%       +4.49%       +4.49%
5 years                 +6.36%      +5.34%       +5.57%       +5.41%         N/A          N/A
10 years                +5.90%      +5.39%         N/A          N/A          N/A          N/A
Since inception         +6.10%      +5.82%       +4.59%       +4.59%       +5.11%       +5.11%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
11   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                        AXP MASSACHUSETTS TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +4.97%        +5.07%          +5.19%       +4.97%

(bar 1) AXP Massachusetts Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Massachusetts Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper Massachusetts Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers Massachusetts Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Massachusetts. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc. The index's returns include reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
12   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                  Class B                    Class C
(Inception dates)            (7/2/87)                 (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +4.97%      -0.01%       +4.56%       -0.44%       +4.57%       +3.57%
1 year                  +3.92%      -1.01%       +3.13%       -0.87%       +3.15%       +3.15%
3 years                 +4.84%      +3.15%       +4.05%       +3.11%       +4.05%       +4.05%
5 years                 +5.93%      +4.91%       +5.14%       +4.97%         N/A          N/A
10 years                +5.70%      +5.19%         N/A          N/A          N/A          N/A
Since inception         +6.07%      +5.78%       +4.37%       +4.37%       +5.02%       +5.02%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
13   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                          AXP MICHIGAN TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +4.42%        +4.86%          +5.19%       +4.60%

(bar 1) AXP Michigan Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Michigan Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper Michigan Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc. The index's returns include reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
14   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                  Class B                    Class C
(Inception dates)            (7/2/87)                 (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +4.42%      -0.55%       +4.02%       -0.98%       +4.02%       +3.02%
1 year                  +3.88%      -1.06%       +3.10%       -0.90%       +3.09%       +3.09%
3 years                 +5.39%      +3.70%       +4.60%       +3.67%       +4.59%       +4.59%
5 years                 +6.08%      +5.05%       +5.28%       +5.12%         N/A          N/A
10 years                +5.73%      +5.22%         N/A          N/A          N/A          N/A
Since inception         +6.23%      +5.93%       +4.41%       +4.41%       +5.27%       +5.27%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
15   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                          AXP MINNESOTA TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +4.58%        +4.85%          +5.19%       +4.57%

(bar 1) AXP Minnesota Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Minnesota Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper Minnesota Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers Minnesota Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Minnesota. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The index's returns include reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
16   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                  Class B                    Class C
(Inception dates)            (8/18/86)                (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +4.58%      -0.38%       +4.19%       -0.81%       +4.19%       +3.19%
1 year                  +3.60%      -1.31%       +2.83%       -1.16%       +2.83%       +2.83%
3 years                 +5.46%      +3.76%       +4.67%       +3.75%       +4.60%       +4.60%
5 years                 +6.24%      +5.21%       +5.45%       +5.29%         N/A          N/A
10 years                +5.95%      +5.43%         N/A          N/A          N/A          N/A
Since inception         +6.25%      +5.97%       +4.67%       +4.67%       +5.31%       +5.31%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
17   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                          AXP NEW YORK TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +4.38%        +5.04%          +5.19%       +4.82%

(bar 1) AXP New York Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers New York Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper New York Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers New York Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The index's returns include reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
18   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS

                              Class A                  Class B                    Class C
(Inception dates)            (8/18/86)                (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +4.38%      -0.59%       +3.98%       -1.02%       +3.98%       +2.98%
1 year                  +3.50%      -1.41%       +2.72%       -1.23%       +2.72%       +2.72%
3 years                 +5.51%      +3.82%       +4.72%       +3.80%       +4.72%       +4.72%
5 years                 +6.28%      +5.25%       +5.48%       +5.32%         N/A          N/A
10 years                +5.71%      +5.19%         N/A          N/A          N/A          N/A
Since inception         +5.98%      +5.70%       +4.47%       +4.47%       +5.28%       +5.28%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
19   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

[bar chart]

                            AXP OHIO TAX-EXEMPT FUND

                             PERFORMANCE COMPARISON

                     For the six-month period ended Dec. 31, 2004

                 (bar 1)       (bar 2)         (bar 3)      (bar 4)

                 +4.53%        +4.80%          +5.19%       +5.17%

(bar 1) AXP Ohio Tax-Exempt Fund Class A (excluding sales charge)

(bar 2) Lehman Brothers Ohio Municipal Bond Index(1) (unmanaged)

(bar 3) Lehman Brothers Municipal Bond Index(2) (unmanaged)

(bar 4) Lipper Ohio Municipal Debt Funds Index(3)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919 or visiting www.americanexpress.com/funds.

(1) The Lehman Brothers Ohio Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Ohio. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the fund.

(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc. The index's returns include reinvested dividends.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
20   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Performance Summary

AXP Ohio Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                              Class A                  Class B                    Class C
(Inception dates)            (7/2/87)                 (3/20/95)                  (6/26/00)
                        NAV(1)      POP(2)       NAV(1)    After CDSC(3)   NAV(1)    After CDSC(4)
at Dec. 31, 2004
6 months*               +4.53%      -0.43%       +4.14%       -0.86%       +4.14%       +3.14%
1 year                  +3.17%      -1.74%       +2.38%       -1.62%       +2.38%       +2.38%
3 years                 +4.75%      +3.06%       +3.96%       +3.02%       +3.95%       +3.95%
5 years                 +5.76%      +4.74%       +4.97%       +4.80%         N/A          N/A
10 years                +5.58%      +5.07%         N/A          N/A          N/A          N/A
Since inception         +6.05%      +5.76%       +4.28%       +4.28%       +4.71%       +4.71%

* Not annualized.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
21   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Questions & Answers
                WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager David Kerwin discusses the Funds' positioning and results for the first half of the current fiscal year. On Aug. 20, 2004, Mr. Kerwin assumed leadership of the Funds' portfolio management team.

Q: How did American Express Funds' state tax-exempt funds perform for the six months ended Dec. 31, 2004?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the six months ended Dec. 31, 2004.

    o AXP California Tax-Exempt Fund gained 5.29%, compared to the Lipper California Municipal Debt Funds Index, which rose 5.44%. The Lehman Brothers California Municipal Bond Index returned 5.75% for the same period.

    o AXP Massachusetts Tax-Exempt Fund rose 4.97%, tracking the Lipper Massachusetts Municipal Debt Funds Index, which also rose 4.97%. The Lehman Brothers Massachusetts Municipal Bond Index returned 5.07% for the same period.

    o AXP Michigan Tax-Exempt Fund gained 4.42%, compared to the Lipper Michigan Municipal Debt Funds Index, which produced a total return of 4.60%. The Lehman Brothers Michigan Municipal Bond Index returned 4.86% for the same period.

    o AXP Minnesota Tax-Exempt Fund increased 4.58%, edging out the Lipper Minnesota Municipal Debt Funds Index, which gained 4.57%. The Lehman Brothers Minnesota Municipal Bond Index returned 4.85% for the same period.

    o AXP New York Tax-Exempt Fund advanced 4.38%, while the Lipper New York Municipal Debt Funds Index increased 4.82%. The Lehman Brothers New York Municipal Bond Index returned 5.04% for the same period.

    o AXP Ohio Tax-Exempt Fund rose 4.53%, while the Lipper Ohio Municipal Debt Funds Index gained 5.17%. The Lehman Brothers Ohio Municipal Bond Index returned 4.80% for the same period.

    A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 5.19% for the same six-month period.

Q: What factors most significantly affected performance during the annual period?

A: We are pleased to report that each Fund provided positive returns during a rising interest rate environment. Results for AXP Massachusetts Tax-Exempt Fund and AXP Minnesota Tax-Exempt Fund were in line with their peer group indices. However, during the semiannual period, some of the Funds had strong exposure to the intermediate segment of the municipal yield curve, and this negatively affected their relative results. We believed bond prices would decline amid a

--------------------------------------------------------------------------------
22   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Questions & Answers

(begin callout quote)> Several Funds benefited from a reduction in exposure to shorter-term bonds as the yield curve flattended. (end callout quote)

               (begin callout quote)> We intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios.(end callout quote)

    tightening Federal Reserve Board (Fed) monetary policy. Instead, most municipal bond prices rose, and long-term bonds rose by a greater degree than intermediate-term bonds. Specifically, the positive price impact of a strong bond market over the semiannual period was greater on 20- to 30-year higher quality municipal bonds than on the intermediate segment, where several Funds such as AXP Ohio Tax-Exempt Fund had relatively greater exposure.

    AXP California Tax-Exempt Fund and AXP New York Tax-Exempt Fund were also hurt by their avoidance of non-enhanced municipal tobacco bonds. This municipal fixed income sector significantly outpaced the Lehman Brothers Municipal Bond Index for the semiannual period. Other factors detracting from AXP California Tax-Exempt Fund's relative performance were a relatively lower exposure to bonds rated BBB, which overall outperformed higher-quality bonds during the six-month period, and a relatively higher position in cash, which meant the Fund did not fully participate in the municipal bond rally of July and August.

    Finally, AXP California Tax-Exempt Fund as well as the state tax-exempt funds focusing on Massachusetts, Michigan and Minnesota were hurt a bit by exposure to non-investment grade or non-rated bonds, which did not rally during the third quarter as much as investment grade bonds did.

    On the positive side, several Funds benefited from a reduction in exposure to shorter-term bonds as the yield curve flattened and this part of the curve underperformed. At the same time, we also changed the mix of our exposure on the front-end of the yield curve by selectively adding "mandatory put bonds" and high-quality zero coupon bonds, both of which offer significant additional yield. Mandatory put bonds, sometimes known as mandatory tenders, contain a

--------------------------------------------------------------------------------

23   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Questions & Answers

(graph)

>> How changes in interest rates affect bond prices

         If interest rates increase, then bond prices decline

         (teeter totter graph illustration)

         If interest rates decrease, then bond prices increase.

    provision that a holder of the bonds must surrender the security to the issuer or its agent for purchase, usually at par, at some date prior to the final stated maturity. Zero coupon municipal bonds are securities that make no periodic interest payments but are sold at a deep discount from their face value and mature at par. The accretion of the bonds' price from a discount to par is usually considered as tax-exempt income for the Fund.

    Most of the Funds benefited from exposure to bonds that were advance refunded during the period; the only exceptions were AXP Minnesota Tax-Exempt Fund and AXP New York Tax-Exempt Fund. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are safely invested, usually in Treasury securities which, in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

    Also boosting several Funds' performance was the sale of select below investment grade credits when the securities appreciated in price to the targets we had established for them. The relative performance of AXP California Tax-Exempt Fund was also helped by its position in California general obligation tax-exempt bonds. Having increased the Fund's position in these bonds before the ratings upgrades took effect, the Fund benefited from their subsequent strong performance.

Q: What changes did you make to the Funds and how are they currently positioned?

A: Besides reducing exposure to short-term bonds as the municipal yield curve flattened during the semiannual period, we also aggressively sought opportunities to selectively sell non-rated and below investment grade securities in each portfolio and replace these holdings with A to BBB-rated bonds that still offer

--------------------------------------------------------------------------------
24   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Questions & Answers

    higher yields than the highest quality bonds (i.e., AAA-rated), but with better liquidity and risk characteristics.

    To help manage risk, we also diversified by maturity, among sectors, type of obligation and structural attributes such as coupon and call features. We strongly believe that a disciplined adherence to portfolio diversification -- across multiple parameters -- should help to reduce the volatility and risks associated with interest rate movements.

    We opportunistically sought to reduce the portfolios' exposure to bonds that are subject to the alternative minimum tax (AMT) and generally avoided purchasing any bonds subject to the AMT during the semiannual period. As more and more investors become subject to the tax, we believe this is going to become an increasingly important advantage for our shareholders.

    In AXP California Tax-Exempt Fund, we established a modest exposure to non-enhanced municipal tobacco bonds. Not only does this municipal fixed income sector offer significant yield currently, but initiating this position also should help us to reduce portfolio volatility relative to both its benchmark index and its peers and to further diversify the structural attributes of each portfolio. We also incrementally added to this Fund's position in California general obligation tax-exempt bonds during the period.

Q:  How do you intend to manage the Funds in the coming months?

A: We believe the U.S. economy will continue to expand, and the Fed may increase interest rates more vigorously than the market currently anticipates, despite its December statement that "inflation and longer-term inflation expectations remain well contained." Typically, rising rates are negative for the bond market. However municipal bonds have historically weathered this environment better than taxable bonds over time. It is important to note that we do not make significant Fund management decisions based on interest rate forecasts, but rather stick to our discipline of staying fully invested to maintain a high level of tax-exempt income.

    Given this view, we plan to maintain a neutral duration in the portfolios relative to their respective Lehman benchmark index for the near term. We also intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios. In those Funds where applicable, we also intend to seek opportunities to increase holdings in non-enhanced municipal tobacco bonds. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

--------------------------------------------------------------------------------
25   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(96.1%)
Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38%            $2,200,000               $2,275,218
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              2,500,000                2,700,475
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22               5.95              1,055,000(f)               446,497
Anaheim Public Financing Authority
  Revenue Bonds
  Capital Appreciation
  Public Improvements Project
  Zero Coupon
  Series 1997C (FSA)
   09-01-25               5.61              2,170,000(f)               753,055
Anaheim Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38              1,550,000                1,742,913
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38              1,955,000                2,075,995
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23               5.00              3,000,000                3,110,040
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20              1,000,000                1,045,970
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00              2,000,000                2,054,200
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              3,500,000                3,602,760
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35              2,500,000                2,628,600
California Infrastructure & Economic Development Bank
  Revenue Bonds
  American Center for Wine, Food & Arts
  Series 1999 (ACA)
   12-01-19               5.70              2,500,000                2,657,525
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2
  (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                160,000                  163,459
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
   12-01-29               6.35                125,000                  126,395

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

California State Department of Transportation
  Revenue Bonds
  Federal Highway Grant
  Series 2004A (FGIC)
   02-01-33               5.00%            $1,000,000               $1,016,740
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25              3,200,000                3,545,824
   05-01-10               5.25              3,000,000                3,354,660
   05-01-15               6.00              2,000,000                2,327,440
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06               5.00              1,000,000                1,049,270
California Statewide Communities Development Authority
  Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31               7.75              2,500,000                2,677,975
Cerritos Public Financing Authority
  Tax Allocation Bonds
  Redevelopment Project
  Series 2002A (AMBAC)
   11-01-24               5.00              2,000,000                2,134,040
City of Redlands
  Refunding Bonds
  Certificate of Participation
  Series 2003 (AMBAC)
   09-01-12               5.00              1,100,000                1,228,700
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              1,000,000(c)             1,039,050
Commonwealth of Puerto Rico
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50              1,000,000(c)             1,160,220
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00              2,000,000(b,j)           1,995,800
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21               5.00              1,530,000                1,610,922
County of San Diego
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07               9.22              3,200,000(g)             3,731,328
Desert Sands Unified School District
  Refunding Bonds
  Certificate of Participation
  Series 2003 (MBIA)
   03-01-17               5.25              1,135,000                1,259,510
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15               5.85              2,500,000(f)             1,592,750
Fontana Unified School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1995C (FGIC)
   05-01-20               6.15              3,470,000                3,844,482
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22               5.75              2,000,000                2,242,580
Golden State Tabacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25                750,000                  750,953
   06-01-39               6.75                750,000                  752,333
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38              2,500,000                2,633,225

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23               5.25%            $1,100,000               $1,241,988
La Palma Community Development Commission
  Refunding Tax Allocation Bonds
  La Palma Community Development Project #1
  Series 2001 (ACA)
   06-01-21               5.50              1,830,000                1,933,212
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10              2,815,000                3,039,862
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17               5.13              1,840,000                2,062,272
Los Angeles County Public Works Financing Authority
  Revenue Bonds
  Multiple Capital Facilities Project
  Series 1997V-B (AMBAC)
   12-01-29               5.13              1,000,000                1,042,420
Los Angeles County Sanitation Districts Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              2,000,000                2,233,660
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13              1,460,000                1,611,490
   07-01-17               5.13              2,315,000                2,544,602
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60                965,000                1,222,008
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B (FSA)
   10-01-08               5.00              1,000,000                1,092,040
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B Escrowed to Maturity (FSA)
   10-01-06               5.00              1,000,000                1,049,060
Los Angeles Unified School District
  General Obligation Bonds
  Series 2001A (FSA)
   07-01-21               5.00              2,000,000                2,128,380
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30              1,900,000                2,002,619
Metropolitan Water District of Southern California
  Pre-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00              3,000,000                3,267,060
Mountain View Los Altos Union High School District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1995A
   08-01-15               5.75              1,200,000                1,250,388
Oxnard School District
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75              2,575,000                2,961,379
Paramount Redevelopment Agency
  Tax Allocation Bonds
  Redevelopment Project Area #1
  Series 2003 (MBIA)
   08-01-15               5.00              2,000,000                2,184,840
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24               6.05              2,100,000(f)               773,304

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38%            $3,080,000               $3,241,792
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63              1,000,000                1,089,650
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              1,000,000(c,h)           1,107,450
Richmond Joint Powers Financing Authority
  Refunding Revenue Bonds
  Lease & Gas Tax
  Series 1995A
   05-15-13               5.25              2,000,000                1,985,520
Sacramento City Financing Authority
  Revenue Bonds
  City Hall & Redevelopment Projects
  Series 2002A (FSA)
   12-01-19               5.38              1,580,000                1,757,624
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble Project
  Series 1995
   07-01-10               6.38                500,000                  520,920
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00              2,500,000                2,789,575
San Bernardino Joint Powers Financing Authority
  Refunding Tax Allocation Bonds
  Series 2002
   04-01-26               6.63              2,000,000                2,075,940
San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00              2,500,000                2,577,750
San Francisco Bay Area Rapid Transit District
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13              2,000,000                2,056,060
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001B-27 (FGIC)
   05-01-16               5.25              2,170,000                2,378,450
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              2,000,000                2,146,860
San Jose Financing Authority
  Revenue Bonds
  Civic Center Project
  Series 2002B (AMBAC)
   06-01-37               5.00              3,000,000                3,057,480
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21               5.68                820,000(f)               369,410
   08-01-24               5.70              1,810,000(f)               679,347
San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38              1,000,000                1,118,510
San Ramon
  Refunding Bonds
  Certificate of Participation
  Series 2001 (AMBAC)
   03-01-21               5.00              1,835,000                1,932,842
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              1,500,000(h)             1,579,590
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00              3,000,000                3,132,690

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds
  Redevelopment Project Area #1
  Series 1995B
   10-01-20               6.25%            $2,700,000               $2,833,137
Southern California Public Power Authority
  Revenue Bonds
  Series 1992
   07-01-12               6.00                100,000                  100,551
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              3,000,000                3,359,820
   10-01-25               5.38              2,500,000                2,666,625
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50              2,825,000                3,188,069
   03-01-31               5.13              2,500,000                2,556,075
   06-01-31               5.13              2,500,000                2,558,075
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00              1,000,000                1,176,240
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00              1,000,000                1,092,450
   02-01-21               5.25              2,500,000                2,689,125
   02-01-29               5.25              2,500,000                2,596,500
   02-01-32               5.00              2,500,000                2,541,750
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,000,000                2,242,100
   04-01-34               5.25              2,200,000                2,286,328
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000                2,569,675
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              5,000,000                5,578,249
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00              2,500,000(h)             2,702,350
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00              2,000,000                2,095,780
   11-01-23               5.13              2,500,000                2,634,925
   11-01-24               5.13              2,000,000                2,097,480
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95              2,250,000                2,324,768
   12-01-13               5.05              1,435,000                1,487,722
   12-01-14               5.15              2,535,000                2,613,484
State of California
  Unlimited General Obligation Refunding Bonds
  Series 2002
   02-01-30               5.25              2,500,000                2,598,600
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23               7.50                 40,000                   42,772
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00              1,010,000                1,064,712
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18               5.00              2,000,000                2,151,760
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              2,500,000                2,572,925
   01-01-34               5.00              1,000,000                1,021,780

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

West Contra Costa Unified School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003C (FGIC)
   08-01-06               3.00%            $1,985,000               $2,010,626
   08-01-12               4.00              1,000,000                1,049,280
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88              1,000,000                1,047,330
Whittier Union High School District
  Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00              2,615,000                2,693,921

Total municipal bonds
(Cost: $198,070,498)                                              $206,813,931

Municipal notes (1.5%)
Issue(d,e,h,i)         Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002B (Lloyds TSB Bank)
  FSA A.M.T.
   08-01-33               2.30%            $1,600,000               $1,600,000
State of California
  Unlimited General Obligation Bond
  Daily-Kindergarten University
  V.R.D.N. Series 2004B-1
  (Citibank N.A./State Street Bank & Trust/
  National Australia Bank)
   05-01-34               2.16              1,600,000                1,600,000

Total municipal notes
(Cost: $3,200,000)                                                  $3,200,000

Total investments in securities
(Cost: $201,270,498)(k)                                           $210,013,931

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.5% of net assets at Dec. 31, 2004.

(d) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax -- At of Dec. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 6.8% of net assets.

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

--------------------------------------------------------------------------------
31   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Dec. 31, 2004. At Dec. 31, 2004, the value of inverse floaters represented 1.7% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(i) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(j) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
      Information concerning such security holdings at Dec. 31, 2004, is as follows:

      Security                      Acquisition date                      Cost
      Contra Costa County
           Revenue Bonds
           Cypress Meadows Project
           Series 1998E A.M.T.
            7.00% 2028                  09-21-98                    $2,000,000

(k) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $201,270,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $8,925,000
      Unrealized depreciation                                         (181,000)
                                                                      --------
      Net unrealized appreciation                                   $8,744,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
32   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(97.4%)
Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   12-01-11               5.13%            $2,050,000               $2,284,643
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              1,000,000                1,061,310
City of Boston
  Unlimited General Obligation
  Refunding Bonds
  Series 2003A (MBIA)
   02-01-07               2.63              2,185,000                2,197,935
   02-01-23               5.00              1,000,000                1,054,960
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25              1,405,000                1,545,823
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75              2,185,000                2,489,960
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-06               5.00              2,000,000                2,059,200
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50              2,500,000                2,878,875
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-10               5.50              3,000,000                3,350,999
Commonwealth of Massachusetts
  Pre-refunded Limited
  General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00              2,500,000                2,727,925
Commonwealth of Massachusetts
  Pre-refunded Limited
  General Obligation Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25              2,000,000                2,239,040
Commonwealth of Massachusetts
  Pre-refunded Unlimited
  General Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25              1,000,000                1,125,910
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25              1,500,000                1,652,115
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00              1,000,000                1,098,590
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00              1,865,000                2,063,977

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20%            $1,500,000               $1,784,490
Massachusetts Development Finance Agency
  Pre-refunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                750,000                  964,140
Massachusetts Development Finance Agency
  Revenue Bonds
  1st Mortgage Berkshire Retirement
  Series 1999
   07-01-29               5.63              1,250,000                1,241,100
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-29               6.00              1,400,000                1,576,624
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00              1,000,000                1,066,120
Massachusetts Development Finance Agency
  Revenue Bonds
  Massachusetts College of Pharmacy
  Series 1999B
   07-01-20               6.63              1,000,000                1,106,260
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute Issue
  Series 1999
  (Radian Group Financial Guaranty)
   09-01-29               5.75              1,000,000                1,067,730
Massachusetts Development Finance Agency
  Revenue Bonds
  SeMass System
  Series 2001B (MBIA) A.M.T.
   01-01-05               5.00              2,000,000                2,000,166
Massachusetts Education Loan Authority
  Revenue Bonds
  Issue E
  Series 1994B (AMBAC) A.M.T.
   01-01-12               6.00                325,000                  331,396
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-06               4.00              1,000,000                1,023,780
   06-01-21               5.25              1,000,000                1,088,450
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              3,000,000                3,126,330
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00              1,000,000                1,113,220
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              1,000,000                1,132,930
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  New England Medical Center Hospital
  Series 2002H (FGIC)
   05-15-08               5.00              1,655,000                1,785,877
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00              1,750,000                1,793,785
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23               4.88                985,000                  980,814

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00%            $1,000,000               $1,094,690
Massachusetts State College Building Authority
  Refunding Revenue Bonds
  Series 2003B (XLCA)
   05-01-07               5.00              1,080,000                1,142,014
   05-01-08               5.00              1,130,000                1,217,236
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Marina Bay LLC Project
  Series 1997 A.M.T.
   12-01-27               7.50              1,000,000                1,018,830
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,000,000                1,004,400
Massachusetts State Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00              1,000,000                1,077,340
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34               5.00              1,000,000                1,025,980
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pre-refunded Pool Program
  Series 2002-8
   08-01-20               5.00              1,475,000                1,631,350
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Un-refunded Balance Pool Program
  Series 2002-8
   08-01-20               5.00                 25,000                   26,585
Massachusetts State Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50              1,930,000                2,192,403
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50              2,000,000                2,462,920
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              1,000,000                1,012,620
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              1,000,000(c)             1,091,430
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater
  (MBIA)
   07-01-17               7.36              1,500,000(b,c)           2,013,180
Southeastern Massachusetts University Building Authority
  Pre-refunded Revenue Bonds
  Series 1995A (AMBAC)
   05-01-16               5.75              1,250,000                1,290,063
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21               5.25              1,000,000                1,099,120
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                 65,000                   74,570
Westfield
  Limited General Obligation Refunding Bonds
  Series 2003 (MBIA)
   09-01-12               5.00              1,000,000                1,113,420
   09-01-17               5.00                940,000                1,018,716

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Unlimited General Obligation Bonds
  Series 2004B (MBIA)
   03-01-20               5.00%              $750,000                 $810,105
Worcester
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12               5.50              1,400,000                1,580,656

Total municipal bonds
(Cost: $75,420,566)                                                $78,012,102

Municipal note (1.1%)
Issuer(e,f,g)          Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.N. Series 1985E (Fleet National Bank)
   01-01-35               2.15%              $860,000                 $860,000

Total municipal note
(Cost: $860,000)                                                      $860,000

Total investments in securities
(Cost: $76,280,566)(h)                                             $78,872,102

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2004. At Dec. 31, 2004, the value of inverse floaters represented 2.5% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.9% of net assets at Dec. 31, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

--------------------------------------------------------------------------------
36   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

(e) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax -- At Dec. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 5.4% of net assets.

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(h) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $76,281,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $2,713,000
      Unrealized depreciation                                         (122,000)
                                                                      --------
      Net unrealized appreciation                                   $2,591,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
37   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(97.6%)
Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital
  Series 1999
   11-15-21               7.00%            $1,000,000               $1,030,750
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00              1,000,000                1,102,890
   05-01-18               5.00              1,000,000                1,078,220
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000                1,031,600
Chippewa Valley Schools
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                745,000                  791,831
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(c)               519,525
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00                965,000                  958,940
Detroit
  Pre-refunded Revenue Bonds
  Second Lien
  Series 1995A (MBIA)
   07-01-25               5.50                500,000                  513,595
Detroit
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   04-01-15               6.80              1,000,000                1,021,800
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34               5.00              1,375,000                1,408,426
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              1,500,000                1,585,140
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,000,000                1,112,270
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvement
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11               5.25              1,000,000                1,118,270
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80                500,000                  504,260
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00              1,000,000                1,027,580
Genesee County
  Limited General Obligation Bonds
  Sewer Disposal System #3
  Series 1996A (AMBAC)
   04-01-15               5.40              1,000,000                1,055,530

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00%            $1,000,000               $1,039,710
Grand Rapids Building Authority
  Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50              1,270,000                1,429,817
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000                1,031,600
Hudsonville Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              1,000,000                1,019,480
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58              1,450,000(b)               684,299
L'Anse Creuse Public Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00              1,000,000                1,045,430
Lakeshore Public Schools
  Unlimited General Obligation Refunding Bonds
  Series 2000
  (Qualified School Bond Loan Fund)
   05-01-09               5.00              1,400,000                1,528,688
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00              1,000,000                1,106,990
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00              1,000,000                1,021,370
Lincoln Park School District
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1996 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-26               5.90              1,000,000                1,059,130
Manchester Community Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00              1,400,000                1,449,742
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25              1,000,000                1,076,180
   10-01-20               5.38              1,000,000                1,109,640
   10-01-21               5.38              1,000,000                1,103,980
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09               5.25              2,000,000                2,194,019
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00              1,000,000                1,030,740
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              1,000,000                1,092,410
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I
   10-15-08               5.50                500,000                  553,540

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00%            $1,000,000               $1,043,760
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50              1,000,000                1,072,460
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00              2,000,000                2,206,519
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08               7.00              1,000,000                1,145,210
Michigan Strategic Fund
  Refunding Revenue Bonds
  The Oxford Institute
  Series 1987A Escrowed to Maturity
   08-15-05               7.88                 25,000                   25,890
Plymouth-Canton Community School District
     Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                600,000                  671,076
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Tax Increment
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63              1,000,000                1,057,880
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50              1,000,000(c)             1,156,110
Redford Township
  Pre-refunded Limited General
  Obligation Bonds
  Series 1995 (MBIA)
   04-01-16               5.25              1,450,000                1,505,695
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75              1,000,000                1,081,790
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00              1,000,000                1,029,280
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25              1,025,000                1,125,532
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00              1,000,000                1,100,250
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00                500,000                  493,500
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38                750,000                  786,818
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                920,000                  945,401
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13               5.00                875,000                  970,340

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Waverly Community School
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25%            $1,000,000               $1,116,650
Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25              1,000,000                1,077,630
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25              1,000,000                  979,610
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00              1,500,000                1,609,140
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25               5.50              1,000,000                1,154,040
Wyandotte City School District
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38              1,250,000                1,396,750

Total municipal bonds
(Cost: $59,048,561)                                                $61,188,723

Municipal notes (1.3%)
Issue(d,e,f,g)         Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33               2.15%              $300,000                 $300,000
University of Michigan
  Refunding Revenue Bonds
  V.R.D.N. Series 1992A
   12-01-19               2.15                500,000                  500,000

Total municipal notes
(Cost: $800,000)                                                      $800,000

Total investments in securities
(Cost: $59,848,561)(h)                                             $61,988,723

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.7% of net assets at Dec. 31, 2004.

--------------------------------------------------------------------------------
41   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $59,849,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $2,162,000
      Unrealized depreciation                                          (22,000)
                                                                       -------
      Net unrealized appreciation                                   $2,140,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
42   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(95.5%)
Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC Project
  Series 1999
   12-01-29               7.40%            $3,560,000(i)            $3,161,280
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00              1,355,000                1,371,409
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
  (School District Credit Enhancement Program)
   02-01-09               5.00              1,040,000                1,133,735
   02-01-10               5.00              1,000,000                1,094,420
   02-01-13               5.00              4,175,000                4,524,322
   02-01-15               5.00              1,990,000                2,136,205
   02-01-16               5.00              2,000,000                2,132,340
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32               7.25              2,000,000                2,129,400
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Building
  Series 1999B
  (School District Credit Enhancement Program)
   02-01-15               5.00              1,500,000                1,602,270
Bloomington Independent School District #271
  Unlimited General Obligation Bonds

  Series 2001A (FSA)
  (School District Credit Enhancement Program)
   02-01-24               5.13              2,000,000                2,122,160
Buffalo Independent School District #877
  Unlimited General Obligation Refunding Bonds
  Series 1999 (MBIA)
  (School District Credit Enhancement Program)
   02-01-18               4.80              1,710,000                1,774,553
Carlton
  Revenue Bonds
  Inter-Faith Social Services Income Project
  Series 2000
   04-01-29               7.75              2,000,000                2,124,560
Centennial Independent School District #12
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FSA)
  (School District Credit Enhancement Program)
   02-01-05               4.00              1,445,000                1,447,395
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              4,000,000                4,080,400
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments Project
  Series 1995B A.M.T.
   06-15-09               7.58              2,110,000                2,107,890
City of Chaska
  Unlimited General Obligation Refunding Bonds
  Tax Increment
  Series 2003B (AMBAC)
   12-01-06               3.00              1,245,000                1,262,766
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50              2,050,000                2,334,110
   05-15-15               5.50              2,160,000                2,444,321
   05-15-16               5.50              2,200,000                2,475,880
   05-15-17               5.50              1,295,000                1,450,271

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00%            $1,500,000               $1,635,765
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002A
   12-01-07               5.00              3,670,000                3,928,698
   12-01-08               5.00              4,315,000                4,697,136
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00              3,035,000                3,361,080
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              1,000,000                1,024,110
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 2001A
   09-01-30               8.00              1,000,000                1,070,230
City of St. Paul
  Refunding Revenue Bonds
  Series 2003D (AMBAC)
   12-01-08               4.00              3,500,000                3,698,135
City of St. Paul
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2003A
   03-01-09               3.50              1,875,000                1,936,538
City of Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00              1,080,000                1,088,942
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50              1,500,000(c)             1,756,965
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60              2,960,000                3,184,930
County of Ramsey
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25              2,150,000                2,386,672
   02-01-13               5.25              3,560,000                3,918,492
   02-01-14               5.25              3,840,000                4,202,458
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50              1,000,000                1,100,970
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999A A.M.T.
   12-01-29               6.25              5,320,000                4,910,945
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999B A.M.T.
   12-01-29               6.25                515,000                  475,402
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00              3,700,000                3,857,361
   02-01-22               4.25              3,000,000                3,001,950
   02-01-23               4.50              3,000,000                3,054,810
   02-01-24               4.50              3,400,000                3,459,806

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002 II Inverse Floater
  (FSA)
  (School District Credit Enhancement Program)
   02-01-18               9.20%            $1,200,000(h)            $1,588,872
   02-01-19               9.20              1,150,000(h)             1,504,936
   02-01-20               9.20                950,000(h)             1,230,725
   02-01-21               9.22              1,285,000(h)             1,648,848
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-16               5.00              3,000,000                3,272,130
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living Project
  Series 2000A
   01-01-32               8.25              2,000,000(i)             2,023,300
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00              2,000,000                2,066,780
   12-01-23               4.75              2,000,000                2,061,640
Hopkins Independent School District #270
  Unlimited General Obligation Refunding Bonds
  Series 2002B
  (School District Credit Enhancement Program)
   02-01-09               4.00              2,925,000                3,076,427
   02-01-14               5.25              3,680,000                4,023,123
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   04-01-13               5.00              1,795,000                1,986,168
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
  (School District Credit Enhancement Program)
   02-01-22               5.13              2,400,000                2,499,096
Mankato
  Unlimited General Obligation Bonds
  Improvement
  Series 2001A (FGIC)
   02-01-05               3.50              1,065,000                1,066,352
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              3,775,000(b,i)           2,453,750
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
  (School District Credit Enhancement Program)
   02-01-19               4.13              1,560,000                1,567,597
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-08               5.00              3,240,000                3,493,984
   02-01-09               5.00              3,240,000                3,537,270
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00              5,000,000                5,184,050
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2003
   12-01-10               5.25              1,050,000                1,118,954
   12-01-12               5.25              1,000,000                1,065,130
   12-01-15               5.13              1,500,000                1,570,350
   12-01-16               5.25              1,250,000                1,315,300
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthSpan
  Series 1993A (AMBAC)
   11-15-18               4.75             10,500,000               10,683,749

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20%            $4,000,000               $4,153,440
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16               5.63              2,920,000                3,180,260
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75              2,940,000                3,244,496
Minneapolis & St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50              2,000,000                2,211,020
   01-01-32               5.25              7,000,000                7,310,239
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1996-1
   06-01-11               6.00                980,000                1,023,590
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1997A-7
   06-01-12               5.50                250,000                  266,685
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 2001A-2 A.M.T.
   06-01-19               5.88              1,000,000                1,079,780
Minneapolis Special School District #1
  Certificate of Participation
  Series 1998B
  (School District Credit Enhancement Program)
   02-01-07               4.10              1,000,000                1,036,210
Minneapolis Special School District #1
  Refunding Revenue Bonds
  Certificate of Participation
  Series 2002B (FSA)
  (School District Credit Enhancement Program)
   02-01-10               5.00              1,000,000                1,098,870
   02-01-11               5.00              1,040,000                1,149,793
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
  (School District Credit Enhancement Program)
   02-01-09               5.00              1,325,000                1,446,026
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   02-01-07               3.00              2,000,000                2,029,780
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38              5,000,000                5,494,800
   11-15-29               6.38              3,000,000                3,277,470
Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System - Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75              1,000,000                1,050,780
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Zero Coupon Series 2002
   06-30-07               6.01                292,000(g,i)             250,997
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  Macalester College
  6th Series 2004B
   03-01-17               5.00              2,395,000                2,598,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25              2,800,000                2,914,576

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Minnesota Housing Finance Agency
  Revenue Bonds
  Series 2002R II
  Inverse Floater A.M.T.
   07-01-33               9.86%            $1,705,000(h)            $1,836,115
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60                145,000                  148,606
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75              1,420,000                1,450,899
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00              2,500,000                2,672,725
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-05               4.00              1,500,000                1,504,972
   03-01-08               5.00              3,000,000                3,238,440
   03-01-20               5.00              4,000,000                4,230,320
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00              2,500,000                2,748,375
   03-01-13               5.25              2,500,000                2,823,100
   03-01-14               5.25              2,500,000                2,835,875
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13              3,500,000                3,609,410
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75              1,600,000                1,755,632
New Brighton
  Revenue Bonds
  Polynesian Village Apartments Project
  Series 1995B A.M.T.
   07-15-09               7.75              2,355,000                2,358,603
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10               3.80              2,000,000(g)             1,696,200
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75              5,000,000                5,158,950
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50              1,250,000                1,362,250
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38              1,100,000                1,211,804
Olmsted County
  Unlimited General Obligation Refunding Bonds
  Resource Recovery
  Series 2002A
   02-01-05               4.00              1,900,000                1,903,150
Olmsted County Housing & Redevelopment Authority
  Refunding Revenue Bonds
  Series 2002B
   02-01-05               4.00              1,215,000                1,217,014
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-13               5.75              3,200,000                3,629,088
   02-01-14               5.75              1,100,000                1,245,695

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-11               5.00%            $1,570,000               $1,735,745
   02-01-12               5.00              3,455,000                3,831,906
   02-01-15               5.25              3,585,000                3,974,940
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (School District Credit Enhancement Program)
   02-01-09               5.00              2,860,000                3,117,772
Prior Lake Independent School District #719
  Unlimited General Obligation Bonds
  Series 2002A (FGIC)
  (School District Credit Enhancement Program)
   02-01-05               4.00                640,000                  641,061
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              3,000,000(c)             3,274,290
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00              2,820,000(c)             2,922,592
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(c,j)           2,214,900
Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63              1,650,000                1,654,505
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              3,300,000                3,352,602
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67             17,000,000(g)             9,147,019
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25              6,000,000                6,812,940
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00              5,500,000                6,067,160
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18               5.13              3,000,000                3,235,920
St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  FNMA Mortgage-backed Securities Program
  Series 1995 (FNMA)
   03-01-28               6.80                405,000                  414,173
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30               7.88              2,390,000                2,579,288
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                380,000                  383,542
   11-01-17               7.13              1,545,000                1,555,877
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy Project
  Series 2000
   03-01-30               8.00              3,675,000(i)             3,358,987

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00%            $1,720,000               $1,717,936
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              5,000,000                5,305,900
   12-01-27               5.13              5,000,000                5,272,050
State of Minnesota
  Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00              3,530,000                3,763,615
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-10               5.00              5,000,000                5,548,450
   10-01-15               5.00              4,455,000                4,850,069
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-06               5.00              5,000,000                5,215,100
   08-01-10               5.00              4,075,000                4,514,530
   11-01-15               5.25              3,575,000                4,030,991
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Various Purpose
  Series 1998
   11-01-08               5.00              1,170,000                1,280,425
Steele County
  Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30               6.88              2,205,000                2,414,960
Suburban Hennepin Regional Park District
  Unlimited General Obligation Bonds
  Series 2001
   02-01-05               4.50              1,025,000                1,027,092
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              2,500,000                2,501,825
University of Minnesota
  Revenue Bonds
  Residual
  Inverse Floater Series 2002
   07-01-21               9.87              4,500,000(h)             6,802,290
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75              2,000,000                2,321,640
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 1996A (AMBAC)
   01-01-06               6.25              1,285,000                1,335,244
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00              7,250,000                7,580,092
   01-01-30               5.00              7,665,000                7,924,996
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2002C (FSA)
  (School District Credit Enhancement Program)
   02-01-08               5.00              1,310,000                1,412,285
   02-01-09               5.00              1,375,000                1,500,593
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FGIC)
  (School District Credit Enhancement Program)
   02-01-13               5.00              1,405,000                1,545,219
   02-01-14               5.00              1,480,000                1,617,980

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11               5.00%            $1,025,000               $1,129,038
   02-01-12               5.00              1,120,000                1,236,962
   02-01-13               5.00              1,200,000                1,328,268

Total municipal bonds
(Cost: $383,785,758)                                              $397,606,417

Municipal notes (3.1%)
Issue(e,f)             Effective          Amount payable              Value(a)
                         yield              at maturity
City of Brooklyn Center
  Refunding Revenue Bonds
  Brookdale Corporation II Project
  V.R.D.N. Series 2001 (U.S. Bank)
   12-01-14               2.27%              $100,000(j)              $100,000
City of Plymouth
  Refunding Revenue Bonds
  Parkside Apartments Project
  V.R.D.N. Series 2003
   04-15-33               2.00              1,780,000(j)             1,780,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.N. Series 1997B
  (ABN Amro Bank)
   06-01-13               2.22                700,000(j)               700,000
Mankato
  Revenue Bonds
  Housing-Highland
  V.R.D.N. Series 1997
  (LaSalle Bank)
   05-01-27               2.27                900,000(j)               900,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               2.22              1,585,000(j)             1,585,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M1
  (Harris Trust & Savings Bank)
   10-01-32               2.22                400,000(j)               400,000
Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Notes
  AID Anticipation Certificates
  Series 2004A
  School District Credit Enhancement Program
   09-02-05               2.03              3,000,000                3,018,810
Southern Minnesota Municipal Power Authority
  C.P.
   01-06-05               1.78              2,000,000                2,000,000
St. Louis Park
  Revenue Bonds
  Catholic Finance Corporation-Benilde
  V.R.D.N. Series 2000 (Allied Irish Bank)
   10-01-25               2.02              1,070,000(j)             1,070,000
Wadena
  Revenue Bonds
  Homecrest Industries Project
  V.R.D.N. Series 1999
  (U.S. Bank) A.M.T.
   08-01-19               2.10              1,150,000(j)             1,150,000

Total municipal notes
(Cost: $12,713,952)                                                $12,703,810

Total investments in securities
(Cost: $396,499,710)(k)                                           $410,310,227

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at Dec. 31, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax -- At of Dec. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 5.5% of net assets.

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2004. At Dec. 31, 2004, the value of inverse floaters represented 3.5% of net assets.

--------------------------------------------------------------------------------
51   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

(i) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements).
      Information concerning such security holdings at Dec. 31, 2004, is as follows:

      Security                         Acquisition                        Cost
                                          dates
      Anoka County Housing & Redevelopment Authority
         Revenue Bonds
         Epiphany Assisted Living LLC Project
         Series 1999
            7.40% 2029                  11-22-99                    $3,519,786
      Hastings Housing & Redevelopment Authority
         Revenue Bonds
         Arbor Oaks Assisted Living Project
         Series 2000A
            8.25% 2032                  09-11-00                     2,000,000
      Maplewood
         Revenue Bonds
         Care Institute
         Series 1994
            7.75% 2024                  03-02-94                     3,677,432
      Minnesota Business Academy
         Taxable Capital Appreciation Notes
         Zero Coupon Series 2002
            6.01% 2007                  09-30-02                       251,815
      St. Paul Housing & Redevelopment Authority
         Revenue Bonds
         Minnesota Business Academy Project
         Series 2000
            8.00% 2030                  03-09-00                     3,580,099

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(k) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $396,500,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $16,348,000
      Unrealized depreciation                                       (2,538,000)
                                                                    ----------
      Net unrealized appreciation                                  $13,810,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
52   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(97.5%)
Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)
Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%            $2,550,000               $2,731,815
Battery Park City Authority
  Senior Revenue Bonds
  Series 2003A
   11-01-22               5.25              1,000,000                1,093,650
City of New York
  Pre-refunded Unlimited General Obligation Bonds
  Series 1996J
   02-15-19               5.88                155,000                  163,678
City of New York
  Unlimited General Obligation Bonds
  Series 2000 II Inverse Floater (FGIC)
   05-15-16              10.91                830,000(g)             1,173,247
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00              1,000,000                1,096,620
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              2,000,000                2,236,340
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              2,000,000                2,109,860
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50              2,000,000                2,200,300
   06-01-20               5.50              2,000,000                2,191,360
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              1,000,000                1,013,880
City of Yonkers
  Unlimited General Obligation Bonds
  Series 2001B (AMBAC)
   12-15-07               3.88              1,010,000                1,052,097
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(d)               519,525
County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50                700,000                  720,895
County of Monroe
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 1996 (MBIA)
   03-01-15               6.00              1,250,000                1,490,313
Erie County Industrial Development Agency
  Revenue Bonds
  City of Buffalo Project
  Series 2003 (FSA)
   05-01-06               4.00              1,000,000                1,023,310
Erie County Water Authority
  Refunding Revenue Bonds
  Series 1990A Escrowed to Maturity
  (AMBAC)
   12-01-08               6.00              1,765,000                1,917,655
Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09               5.25              1,000,000                1,098,920
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   06-01-05               5.00              2,000,000                2,022,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Metropolitan Transportation Authority
  Pre-refunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75%            $1,000,000               $1,103,500
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              1,000,000                1,130,500
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              1,000,000                1,024,430
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              1,500,000                1,641,930
New York City Municipal Water Finance Authority
  Pre-refunded Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                180,000                  191,016
New York City Municipal Water Finance Authority
  Revenue Bonds
  Refunded Balance
  Series 1996B (MBIA)
   06-15-26               5.75                320,000                  338,781
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              1,000,000                1,020,520
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              1,000,000                1,017,300
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50                155,000                  169,725
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax
  Series 2001C Escrowed to Maturity
   02-01-08               5.50                280,000                  306,600
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured
  Series 1999C
   05-01-25               5.50                440,000                  498,084
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              1,000,000                1,020,430
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 1999C
   05-01-25               5.50                560,000                  609,823
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax
  Series 2001C
   02-01-08               5.50              1,065,000                1,163,193
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00              1,000,000                1,081,080
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              1,000,000(f)               701,150
New York Mortgage Agency
  Revenue Bonds
  Series II 2002B
  Inverse Floater A.M.T.
   04-01-32               9.55              1,000,000(g)             1,048,810
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,000,000                1,043,960
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                415,000                  498,315

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13%            $1,000,000               $1,042,260
New York State Dormitory Authority
  Revenue Bonds
  Catholic Health L.I. Obligation Group
  Series 2004
   07-01-27               5.00              1,000,000                1,004,500
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1993A
   07-01-13               5.75              3,000,000                3,393,180
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1997-1
   07-01-17               5.25              3,000,000                3,193,890
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  4th Generation
  Series 2003A (MBIA)
   07-01-09               5.25              1,500,000                1,658,670
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  Series 2003-1 (MBIA)
   07-01-21               5.00              1,000,000                1,060,290
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19               5.00                735,000                  791,000
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00              1,500,000                1,682,865
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing
  Series 2002D (MBIA)
   10-01-07               5.00              3,380,000                3,615,213
New York State Dormitory Authority
  Revenue Bonds
  St. Thomas Aquinas
  Series 1998
  (Radian Group Financial Guaranty)
   07-01-14               5.00              1,125,000                1,184,996
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25              1,000,000(h)             1,111,970
New York State Dormitory Authority
  Un-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50              1,485,000                1,721,650
New York State Energy Research
  & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              1,000,000                1,006,630
New York State Energy Research
  & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-379 Inverse Floater (MBIA)
   01-01-21               9.91                330,000(g)               379,154
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002B
   06-15-31               5.00              1,000,000                1,029,390
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Project
  Series 2002K
   06-15-28               5.00              1,000,000                1,033,220

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

New York State Environmental Facilities Corporation
  Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50%              $295,000                 $295,971
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 1998E (MBIA)
   01-01-25               5.00              1,000,000                1,030,230
New York State Thruway Authority
  Revenue Bonds
  Series 1997D
   01-01-21               5.25              2,000,000                2,115,860
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              1,000,000                1,079,760
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22               5.00              1,000,000                1,057,760
New York State Urban Development Corporation
  Pre-refunded Revenue Bonds
  Correctional Capital Facilities
  Series 1995-5 (MBIA)
   01-01-25               5.50                750,000                  765,000
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25              1,000,000                1,113,800
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00              1,545,000                1,624,660
Niagara Falls Public Water Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50              1,000,000                1,045,450
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Special Project
  Series 1996-4 A.M.T.
   10-01-19               6.75              1,500,000                1,564,695
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              1,000,000                1,023,840
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              1,000,000(d,h)           1,107,450
Sales Tax Asset Receivable Corporation
  Revenue Bonds
  Series 2004A (AMBAC)
   10-15-29               5.00              1,000,000                1,035,130
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              2,000,000                2,096,520
Suffolk County Industrial Development Agency
  Revenue Bonds
  1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25              1,500,000                1,603,305
Syracuse
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2002C (FGIC) A.M.T.
   01-01-05               4.25              1,150,000                1,150,073
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-15               5.50              1,000,000                1,088,950
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  General Purpose
  Series 2002B
   11-15-10               5.00              2,000,000                2,205,540
   11-15-29               5.13              1,000,000                1,032,920

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Project
  Series 1990E
   01-01-11               6.00%            $1,145,000               $1,311,746

Total municipal bonds
(Cost: $87,890,655)                                                $91,722,750

Municipal notes (1.2%)
Issue(b,c,e,h)         Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity
Long Island Power Authority
  Revenue Bonds
  V.R.D.N. Series 1998-1B
  (State Street Bank & Trust)
   05-01-33               2.20%            $1,000,000               $1,000,000
New York City Municipal Water Finance Authority
  Revenue Bonds
  V.R.D.N. Series 1994G
  (FGIC)
   06-15-24               2.15                100,000                  100,000

Total municipal notes
(Cost: $1,100,000)                                                  $1,100,000

Total investments in securities
(Cost: $88,990,655)(i)                                             $92,822,750

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax -- At of Dec. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 4.0% of net assets.

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

--------------------------------------------------------------------------------
57   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at Dec. 31, 2004.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 2004. At Dec. 31, 2004, the value of inverse floaters represented 2.8% of net assets.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(i) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $88,991,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $3,934,000
      Unrealized depreciation                                         (102,000)
                                                                      --------
      Net unrealized appreciation                                   $3,832,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
58   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds(98.5%)
Name of                                      Coupon     Principal  Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%            $1,145,000               $1,268,752
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25              1,000,000                1,102,290
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-09               5.00              1,355,000                1,482,424
   06-01-21               5.25              2,600,000                2,836,730
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,000,000                1,093,720
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00              2,000,000                2,188,900
City of Hamilton
  Refunding Revenue Bonds
  Series 2003 (FSA)
   10-15-12               5.00              1,230,000                1,368,781
Cleveland City School District
  Revenue Bonds
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75              2,000,000                2,157,600
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00              1,000,000                1,093,900
Columbus
  Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75              1,000,000                1,134,340
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00              1,000,000                1,109,400
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                500,000                  555,580
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              1,000,000                1,058,220
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17               6.00              1,000,000                1,146,630
   01-01-32               6.00              1,000,000                1,089,400
County of Cuyahoga
  Revenue Bonds
  Canton Project
  Series 2000
   01-01-30               7.50              1,000,000                1,121,740
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00                750,000                  759,428
   05-01-32               5.00                500,000                  505,165

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00%            $1,250,000               $1,296,838
   12-01-31               5.00              1,000,000                1,027,580
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              1,000,000                1,080,390
   12-01-19               5.00              1,000,000                1,075,190
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City Project
  Series 1999
   12-15-28               6.13              1,250,000                1,124,650
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-24               5.25              1,000,000                1,053,150
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              1,000,000                1,028,680
Jackson
  Revenue Bonds
  Consolidated Health System
  Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13              1,000,000                1,117,950
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16               5.00              1,000,000                1,087,870
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00              1,515,000                1,607,445
Lakota Local School District
Pre-refunded Unlimited General Obligation Bonds
  Series 1994 (AMBAC)
   12-01-14               6.25              2,000,000                2,075,680
Licking County Joint Vocational School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2002 (MBIA)
   12-01-08               5.00              1,110,000                1,207,869
Licking Heights Local School District
  Unlimited General Obligation
  Series 2004 (FGIC)
   12-01-28               5.00              1,000,000                1,034,080
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75                750,000                  767,235
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership Project
  Series1994 (AMBAC) A.M.T.
   04-01-29               6.38                500,000                  512,990
Ohio State Building Authority
  Pre-refunded Revenue Bonds
  State Facilities Adult Correctional
  Series 1999A
   10-01-16               5.50              1,000,000                1,133,490
Ohio State Building Authority
  Refunding Revenue Bonds
  State Facilities Adult Correctional
  Series 2001A (FSA)
   10-01-14               5.50              1,000,000                1,123,550
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00              1,000,000                1,033,130

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
60   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Ohio State Building Authority
  Revenue Bonds
  Facilities Administration Building Fund Projects
  Series 1993A
   10-01-07               5.60%            $1,500,000               $1,624,785
Ohio State Building Authority
  Revenue Bonds
  Juvenile Correctional Building
  Series 2003
   04-01-08               4.00              1,580,000                1,654,260
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Oberlin College
  Series 1999
   10-01-29               5.00              1,000,000                1,017,890
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Xavier University Project
  Series 2003 (FGIC)
   05-01-08               4.00                500,000                  522,775
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-05               3.50                500,000                  506,240
Ohio State University
  Revenue Bonds
  Series 2003B
   06-01-06               2.25              1,000,000                1,000,400
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              1,000,000(d)             1,091,430
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools
  Series 2003C
   03-15-10               5.00              1,000,000                1,100,550
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00              1,500,000                1,630,770
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20               5.00              1,000,000                1,065,420
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2002A
   09-01-09               4.00              1,115,000                1,176,481
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11               5.00              1,000,000                1,105,860
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25              1,490,000                1,665,015
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   12-01-15               5.00              1,000,000                1,098,630
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00              1,595,000                1,681,943
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50              1,000,000                1,126,140

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                 Coupon               Principal                Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10%              $500,000                 $565,500
West Muskingum Local School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-30               5.00              1,000,000                1,029,650

Total municipal bonds
(Cost: $62,603,791)                                                $64,124,506

Municipal note (0.8%)
Issue(c,e)             Effective          Amount payable              Value(a)
                         yield              at maturity
State of Ohio
  Revenue Bonds
  VP Exploration & Oil Project
  V.R.D.N. Series 2001 A.M.T.
   08-01-34               2.23%              $500,000                 $500,000

Total municipal note
(Cost: $500,000)                                                      $500,000

Total investments in securities
(Cost: $63,103,791)(f)                                             $64,624,506

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --       ACA Financial Guaranty Corporation

      AMBAC       --       American Municipal Bond Association Corporation

      BIG         --       Bond Investors Guarantee

      CGIC        --       Capital Guaranty Insurance Company

      FGIC        --       Financial Guaranty Insurance Company

      FHA         --       Federal Housing Authority

      FNMA        --       Federal National Mortgage Association

      FHLMC       --       Federal Home Loan Mortgage Corporation

      FSA         --       Financial Security Assurance

      GNMA        --       Government National Mortgage Association

      MBIA        --       MBIA Insurance Corporation

      XLCA        --       XL Capital Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --       Alternative Minimum Tax -- At of Dec. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 1.6% of net assets.

      B.A.N.      --       Bond Anticipation Note

      C.P.        --       Commercial Paper

      R.A.N.      --       Revenue Anticipation Note

      T.A.N.      --       Tax Anticipation Note

      T.R.A.N.    --       Tax & Revenue Anticipation Note

      V.R.        --       Variable Rate

      V.R.D.B.    --       Variable Rate Demand Bond

      V.R.D.N.    --       Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.7% of net assets at Dec. 31, 2004.

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(f) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $63,104,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $1,722,000
      Unrealized depreciation                                         (201,000)
                                                                      --------
      Net unrealized appreciation                                   $1,521,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
63   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP State Tax-Exempt Funds

                                                                             California       Massachusetts       Michigan
                                                                             Tax-Exempt        Tax-Exempt        Tax-Exempt
Dec. 31, 2004 (Unaudited)                                                       Fund              Fund              Fund
Assets
Investments in securities, at value (Note 1)
     (identified cost $201,270,498, $76,280,566
     and $59,848,561)                                                       $210,013,931       $78,872,102      $61,988,723
Cash in bank on demand deposit                                                    45,409            69,538          118,618
Capital shares receivable                                                         27,218               500           19,474
Accrued interest receivable                                                    3,000,363         1,265,681          740,472
Receivable for investment securities sold                                      2,259,202                --               --
                                                                            ------------       -----------      -----------
Total assets                                                                 215,346,123        80,207,821       62,867,287
                                                                            ------------       -----------      -----------
Liabilities
Dividends payable to shareholders                                                188,179            59,914           53,772
Capital shares payable                                                                --             9,990           80,625
Accrued investment management services fee                                         2,757             1,027              805
Accrued distribution fee                                                           1,905               956              591
Accrued transfer agency fee                                                           90                61               22
Accrued administrative services fee                                                  235                87               69
Other accrued expenses                                                            33,949            27,624           33,091
                                                                            ------------       -----------      -----------
Total liabilities                                                                227,115            99,659          168,975
                                                                            ------------       -----------      -----------
Net assets applicable to outstanding shares                                 $215,119,008       $80,108,162      $62,698,312
                                                                            ============       ===========      ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    413,002       $   148,001      $   117,788
Additional paid-in capital                                                   206,159,950        77,412,501       60,585,995
Undistributed net investment income                                               28,627            94,169                4
Accumulated net realized gain (loss)                                            (226,004)         (138,045)        (145,637)
Unrealized appreciation (depreciation) on investments                          8,743,433         2,591,536        2,140,162
                                                                            ------------       -----------      -----------
Total -- representing net assets applicable to outstanding shares           $215,119,008       $80,108,162      $62,698,312
                                                                            ============       ===========      ===========
Net assets applicable to outstanding shares:        Class A                 $193,668,624       $60,111,810      $54,733,158
                                                    Class B                 $ 18,168,247       $18,626,279      $ 6,072,347
                                                    Class C                 $  3,282,137       $ 1,370,073      $ 1,892,807
Outstanding shares of beneficial interest:          Class A shares            37,181,048        11,105,764       10,282,871
                                                    Class B shares             3,489,741         3,441,161        1,140,362
                                                    Class C shares               629,368           253,221          355,558
Net asset value per share:                          Class A                 $       5.21       $      5.41      $      5.32
                                                    Class B                 $       5.21       $      5.41      $      5.32
                                                    Class C                 $       5.21       $      5.41      $      5.32
                                                                            ------------       -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
64   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of assets and liabilities
AXP State Tax-Exempt Funds
                                                                              Minnesota         New York            Ohio
                                                                             Tax-Exempt        Tax-Exempt        Tax-Exempt
Dec. 31, 2004 (Unaudited)                                                       Fund              Fund              Fund
Assets
Investments in securities, at value (Note 1)
     (identified cost $396,499,710, $88,990,655
     and $63,103,791)                                                       $410,310,227       $92,822,750      $64,624,506
Cash in bank on demand deposit                                                    63,367            52,693            3,141
Capital shares receivable                                                          1,197               761            1,001
Accrued interest receivable                                                    6,427,201         1,263,687          576,067
Receivable for investment securities sold                                        108,004                --               --
                                                                            ------------       -----------      -----------
Total assets                                                                 416,909,996        94,139,891       65,204,715
                                                                            ------------       -----------      -----------
Liabilities
Dividends payable to shareholders                                                339,203            78,040           49,836
Capital shares payable                                                           106,748             1,654            5,000
Accrued investment management services fee                                         5,239             1,208              835
Accrued distribution fee                                                           4,096               923              659
Accrued transfer agency fee                                                          604                11               18
Accrued administrative services fee                                                  433               103               71
Other accrued expenses                                                            70,741            24,054           22,957
                                                                            ------------       -----------      -----------
Total liabilities                                                                527,064           105,993           79,376
                                                                            ------------       -----------      -----------
Net assets applicable to outstanding shares                                 $416,382,932       $94,033,898      $65,125,339
                                                                            ============       ===========      ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    780,664       $   182,915      $   122,714
Additional paid-in capital                                                   401,432,079        90,081,271       63,710,024
Undistributed net investment income                                              347,627             8,246           40,090
Accumulated net realized gain (loss) (Note 5)                                     12,045           (70,629)        (268,204)
Unrealized appreciation (depreciation) on investments                         13,810,517         3,832,095        1,520,715
                                                                            ------------       -----------      -----------
Total -- representing net assets applicable to outstanding shares           $416,382,932       $94,033,898      $65,125,339
                                                                            ============       ===========      ===========
Net assets applicable to outstanding shares:        Class A                 $355,355,178       $80,307,255      $54,616,722
                                                    Class B                 $ 51,732,139       $12,141,892      $ 8,358,939
                                                    Class C                 $  9,295,615       $ 1,584,751      $ 2,149,678
Outstanding shares of beneficial interest:          Class A shares            66,625,459        15,621,371       10,291,382
                                                    Class B shares             9,698,244         2,361,938        1,575,091
                                                    Class C shares             1,742,699           308,234          404,946
Net asset value per share:                          Class A                 $       5.33       $      5.14      $      5.31
                                                    Class B                 $       5.33       $      5.14      $      5.31
                                                    Class C                 $       5.33       $      5.14      $      5.31
                                                                            ------------       -----------      -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
65   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds

                                                                             California       Massachusetts       Michigan
                                                                             Tax-Exempt        Tax-Exempt        Tax-Exempt
Six months ended Dec. 31, 2004 (Unaudited)                                      Fund              Fund              Fund
Investment income
Income:
Interest                                                                     $ 4,905,269        $1,659,667       $1,404,258
                                                                             -----------        ----------       ----------
Expenses (Note 2):
Investment management services fee                                               515,191           192,411          150,990
Distribution fee
     Class A                                                                     245,233            75,991           69,958
     Class B                                                                      97,408            97,663           31,634
     Class C                                                                      17,803             7,753            9,782
Transfer agency fee                                                               42,019            24,672           17,269
Incremental transfer agency fee
     Class A                                                                       3,788             1,918            1,494
     Class B                                                                         814               943              360
     Class C                                                                         264               150              164
Administrative services fees and expenses                                         46,223            16,827           13,090
Compensation of board members                                                      4,149             4,149            4,149
Custodian fees                                                                     9,400             7,360            4,596
Printing and postage                                                              11,015             4,600            4,843
Registration fees                                                                 17,755            17,110           14,353
Audit fees                                                                         9,750             9,125            9,125
Other                                                                              3,124             2,352            2,081
                                                                             -----------        ----------       ----------
Total expenses                                                                 1,023,936           463,024          333,888
     Expenses waived/reimbursed by AEFC (Note 2)                                      --           (22,663)         (19,715)
                                                                             -----------        ----------       ----------
                                                                               1,023,936           440,361          314,173
     Earnings credits on cash balances (Note 2)                                   (1,940)             (957)          (1,205)
                                                                             -----------        ----------       ----------
Total net expenses                                                             1,021,996           439,404          312,968
                                                                             -----------        ----------       ----------
Investment income (loss) -- net                                                3,883,273         1,220,263        1,091,290
                                                                             -----------        ----------       ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                       946,080           292,999          253,814
Net change in unrealized appreciation (depreciation) on investments            6,140,678         2,424,719        1,483,259
                                                                             -----------        ----------       ----------
Net gain (loss) on investments                                                 7,086,758         2,717,718        1,737,073
                                                                             -----------        ----------       ----------
Net increase (decrease) in net assets resulting from operations              $10,970,031        $3,937,981       $2,828,363
                                                                             ===========        ==========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
66   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds

                                                                              Minnesota         New York            Ohio
                                                                             Tax-Exempt        Tax-Exempt        Tax-Exempt
Six months ended Dec. 31, 2004 (Unaudited)                                      Fund              Fund              Fund
Investment income
Income:
Interest                                                                     $ 8,915,350        $2,058,174       $1,374,153
                                                                             -----------        ----------       ----------
Expenses (Note 2):
Investment management services fee                                               969,740           225,596          160,852
Distribution fee
     Class A                                                                     447,985           101,559           71,767
     Class B                                                                     269,377            64,662           43,923
     Class C                                                                      47,257             9,085           11,241
Transfer agency fee                                                              101,175            25,702           18,834
Incremental transfer agency fee
     Class A                                                                       8,729             2,220            1,562
     Class B                                                                       2,490               674              477
     Class C                                                                         684               134              194
Administrative services fees and expenses                                         85,105            19,889           14,061
Compensation of board members                                                      4,815             4,149            4,149
Custodian fees                                                                    14,115             5,795            4,950
Printing and postage                                                              71,240             4,785            5,160
Registration fees                                                                  6,751            16,115           12,820
Audit fees                                                                        10,625             9,375            9,125
Other                                                                              6,348             1,122              992
                                                                             -----------        ----------       ----------
Total expenses                                                                 2,046,436           490,862          360,107
     Expenses waived/reimbursed by AEFC (Note 2)                                      --           (15,261)         (17,007)
                                                                             -----------        ----------       ----------
                                                                               2,046,436           475,601          343,100
     Earnings credits on cash balances (Note 2)                                  (10,645)           (1,180)            (777)
                                                                             -----------        ----------       ----------
Total net expenses                                                             2,035,791           474,421          342,323
                                                                             -----------        ----------       ----------
Investment income (loss) -- net                                                6,879,559         1,583,753        1,031,830
                                                                             -----------        ----------       ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                       656,389           267,276          443,647
Net change in unrealized appreciation (depreciation) on investments           11,065,444         2,281,078        1,542,460
                                                                             -----------        ----------       ----------
Net gain (loss) on investments                                                11,721,833         2,548,354        1,986,107
                                                                             -----------        ----------       ----------
Net increase (decrease) in net assets resulting from operations              $18,601,392        $4,132,107       $3,017,937
                                                                             ===========        ==========       ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
67   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                                     California Tax-Exempt Fund       Massachusetts Tax-Exempt Fund
                                                                  Dec. 31, 2004     June 30, 2004    Dec. 31, 2004   June 30, 2004
                                                                Six months ended     Year ended    Six months ended   Year ended
                                                                   (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                                     $  3,883,273     $  9,492,210     $ 1,220,263    $  2,864,585
Net realized gain (loss) on investments                                  946,080        4,271,954         292,999         118,188
Net change in unrealized appreciation
   (depreciation) on investments                                       6,140,678      (13,639,192)      2,424,719      (3,402,425)
                                                                    ------------     ------------     -----------    ------------
Net increase (decrease) in net assets
   resulting from operations                                          10,970,031          124,972       3,937,981        (419,652)
                                                                    ------------     ------------     -----------    ------------
Distributions to shareholders from:
   Net investment income
      Class A                                                         (3,608,601)      (8,492,465)       (966,570)     (2,172,737)
      Class B                                                           (285,222)        (769,181)       (234,872)       (567,432)
      Class C                                                            (52,173)        (139,214)        (18,701)        (44,866)
   Net realized gain
      Class A                                                         (2,650,310)      (2,563,129)       (266,380)       (758,405)
      Class B                                                           (248,451)        (291,280)        (82,558)       (259,092)
      Class C                                                            (42,197)         (48,764)         (6,105)        (20,647)
                                                                    ------------     ------------     -----------    ------------
Total distributions                                                   (6,886,954)     (12,304,033)     (1,575,186)     (3,823,179)
                                                                    ------------     ------------     -----------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                            10,614,420       15,901,451       3,826,068       6,412,052
   Class B shares                                                        313,319        1,083,627         384,857       1,359,509
   Class C shares                                                        390,057        1,207,521          38,846         674,999
Reinvestment of distributions at net asset value
   Class A shares                                                      4,685,721        8,050,801       1,005,268       2,473,261
   Class B shares                                                        448,720          873,630         246,951         680,143
   Class C shares                                                         85,963          177,893          22,979          61,014
Payments for redemptions
   Class A shares                                                    (19,432,135)     (56,069,227)     (5,873,496)    (19,003,431)
   Class B shares (Note 2)                                            (4,347,613)      (6,190,835)     (3,200,407)     (4,718,999)
   Class C shares (Note 2)                                              (988,791)      (2,345,662)       (348,745)       (824,274)
                                                                    ------------     ------------     -----------    ------------
Increase (decrease) in net assets
   from share transactions                                            (8,230,339)     (37,310,801)     (3,897,679)    (12,885,726)
                                                                    ------------     ------------     -----------    ------------
Total increase (decrease) in net assets                               (4,147,262)     (49,489,862)     (1,534,884)    (17,128,557)
Net assets at beginning of period                                    219,266,270      268,756,132      81,643,046      98,771,603
                                                                    ------------     ------------     -----------    ------------
Net assets at end of period                                         $215,119,008     $219,266,270     $80,108,162    $ 81,643,046
                                                                    ============     ============     ===========    ============
Undistributed net investment income                                 $     28,627     $     91,350     $    94,169    $     94,049
                                                                    ------------     ------------     -----------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
68   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                                      Michigan Tax-Exempt Fund          Minnesota Tax-Exempt Fund
                                                                  Dec. 31, 2004     June 30, 2004    Dec. 31, 2004   June 30, 2004
                                                                Six months ended     Year ended    Six months ended   Year ended
                                                                   (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                                      $ 1,091,290     $  2,515,023    $  6,879,559    $ 15,515,294
Net realized gain (loss) on investments                                  253,814          119,015         656,389       2,656,487
Net change in unrealized appreciation
   (depreciation) on investments                                       1,483,259       (2,736,651)     11,065,444     (16,925,059)
                                                                     -----------     ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                           2,828,363         (102,613)     18,601,392       1,246,722
                                                                     -----------     ------------    ------------    ------------
Distributions to shareholders from:
   Net investment income
      Class A                                                           (979,221)      (2,226,533)     (6,030,159)    (13,145,714)
      Class B                                                            (85,199)        (231,859)       (704,189)     (1,780,915)
      Class C                                                            (26,792)         (56,704)       (123,672)       (262,576)
   Net realized gain
      Class A                                                           (261,330)        (939,726)     (1,142,029)             --
      Class B                                                            (28,921)        (124,142)       (166,188)             --
      Class C                                                             (9,068)         (28,159)        (29,795)             --
                                                                     -----------     ------------    ------------    ------------
Total distributions                                                   (1,390,531)      (3,607,123)     (8,196,032)    (15,189,205)
                                                                     -----------     ------------    ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                             3,288,945        3,929,167      26,867,466      31,708,550
   Class B shares                                                        132,746          465,780       1,088,932       3,586,678
   Class C shares                                                        135,788          626,081       1,015,353       3,068,043
Reinvestment of distributions at net asset value
   Class A shares                                                        996,032        2,623,733       5,796,891      10,715,648
   Class B shares                                                         78,190          261,994         727,281       1,489,197
   Class C shares                                                         31,387           73,298         129,937         228,169
Payments for redemptions
   Class A shares                                                     (6,548,147)     (17,160,945)    (33,387,450)    (76,911,886)
   Class B shares (Note 2)                                            (1,389,951)      (2,429,975)    (10,798,919)    (11,748,894)
   Class C shares (Note 2)                                              (276,697)        (819,029)     (1,303,886)     (3,005,495)
                                                                     -----------     ------------    ------------    ------------
Increase (decrease) in net assets
   from share transactions                                            (3,551,707)     (12,429,896)     (9,864,395)    (40,869,990)
                                                                     -----------     ------------    ------------    ------------
Total increase (decrease) in net assets                               (2,113,875)     (16,139,632)        540,965     (54,812,473)
Net assets at beginning of period                                     64,812,187       80,951,819     415,841,967     470,654,440
                                                                     -----------     ------------    ------------    ------------
Net assets at end of period                                          $62,698,312     $ 64,812,187    $416,382,932    $415,841,967
                                                                     ===========     ============    ============    ============
Undistributed (excess of distributions over)
   net investment income                                             $         4     $        (74)   $    347,627    $    326,088
                                                                     -----------     ------------    ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
69   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                                      New York Tax-Exempt Fund            Ohio Tax-Exempt Fund
                                                                  Dec. 31, 2004     June 30, 2004    Dec. 31, 2004   June 30, 2004
                                                                Six months ended     Year ended    Six months ended   Year ended
                                                                   (Unaudited)                        (Unaudited)
Operations and distributions
Investment income (loss) -- net                                      $ 1,583,753     $  3,491,957     $ 1,031,830    $  2,294,258
Net realized gain (loss) on investments                                  267,276        1,237,352         443,647        (246,174)
Net change in unrealized appreciation
   (depreciation) on investments                                       2,281,078       (5,118,869)      1,542,460      (2,801,314)
                                                                     -----------     ------------     -----------    ------------
Net increase (decrease) in net assets
   resulting from operations                                           4,132,107         (389,560)      3,017,937        (753,230)
                                                                     -----------     ------------     -----------    ------------
Distributions to shareholders from:
   Net investment income
      Class A                                                         (1,387,859)      (2,982,840)       (898,235)     (1,917,434)
      Class B                                                           (170,875)        (443,612)       (104,169)       (277,749)
      Class C                                                            (24,088)         (58,190)        (26,675)        (61,732)
   Net realized gain
      Class A                                                           (958,523)      (1,792,067)             --        (822,499)
      Class B                                                           (144,685)        (349,327)             --        (159,181)
      Class C                                                            (18,926)         (45,440)             --         (35,511)
                                                                     -----------     ------------     -----------    ------------
Total distributions                                                   (2,704,956)      (5,671,476)     (1,029,079)     (3,274,106)
                                                                     -----------     ------------     -----------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                             4,618,655        5,308,394       2,109,031       5,179,041
   Class B shares                                                        281,695        1,490,534         279,153         915,169
   Class C shares                                                        163,175          860,606          99,723         463,974
Reinvestment of distributions at net asset value
   Class A shares                                                      1,984,617        4,083,913         679,641       2,178,569
   Class B shares                                                        245,886          611,810          78,850         347,672
   Class C shares                                                         41,811           97,082          24,910          94,195
Payments for redemptions
   Class A shares                                                     (6,501,765)     (22,699,309)     (6,255,254)    (14,186,759)
   Class B shares (Note 2)                                            (3,671,583)      (3,905,116)     (2,162,885)     (3,712,886)
   Class C shares (Note 2)                                              (619,215)      (1,130,447)       (331,436)     (1,192,556)
                                                                     -----------     ------------     -----------    ------------
Increase (decrease) in net assets
   from share transactions                                            (3,456,724)     (15,282,533)     (5,478,267)     (9,913,581)
                                                                     -----------     ------------     -----------    ------------
Total increase (decrease) in net assets                               (2,029,573)     (21,343,569)     (3,489,409)    (13,940,917)
Net assets at beginning of period                                     96,063,471      117,407,040      68,614,748      82,555,665
                                                                     -----------     ------------     -----------    ------------
Net assets at end of period                                          $94,033,898     $ 96,063,471     $65,125,339    $ 68,614,748
                                                                     ===========     ============     ===========    ============
Undistributed net investment income                                  $     8,246     $      7,315     $    40,090    $     37,339
                                                                     -----------     ------------     -----------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
70   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Notes to Financial Statements

AXP State Tax-Exempt Funds

(Unaudited as to Dec. 31, 2004)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
71   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Illiquids

At Dec. 31, 2004, investments in securities for California Tax-Exempt Fund and Minnesota Tax-Exempt Fund included issues that are illiquid which the Funds currently limit to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2004, was $1,995,800 and $11,248,314 representing 0.93% and 2.70% of net assets for California Tax-Exempt Fund and Minnesota Tax-Exempt Fund, respectively. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Dec. 31, 2004, there are no outstanding forward-commitments for the Funds.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

--------------------------------------------------------------------------------
72   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the six months ended Dec. 31, 2004.

Guarantees and indemnifications

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

--------------------------------------------------------------------------------
73   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.47% to 0.38% annually as each Fund's assets increase.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.04% to 0.02% annually as each Fund's assets increase. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

--------------------------------------------------------------------------------
74   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

For the six months ended Dec. 31, 2004, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                      Class A             Class B              Class C
Massachusetts Tax-Exempt Fund              0.88%                1.64%               1.64%
Michigan Tax-Exempt Fund                   0.88                 1.64                1.64
New York Tax-Exempt Fund                   0.87                 1.63                1.63
Ohio Tax-Exempt Fund                       0.88                 1.64                1.64

--------------------------------------------------------------------------------
75   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Of these waived fees and expenses, the class specific transfer agency fees waived are as follows:

                                                                       Percentage of average
Fund                                                    Amount           daily net assets
Massachusetts Tax-Exempt Fund
   Class A                                            $14,674                    0.04%
   Class B                                              4,066                    0.03
   Class C                                                398                    0.05
Michigan Tax-Exempt Fund
   Class A                                             11,413                    0.04
   Class B                                              1,165                    0.03
   Class C                                                413                    0.04
New York Tax-Exempt Fund
   Class A                                             13,130                    0.03
   Class B                                              1,839                    0.03
   Class C                                                292                    0.03
Ohio Tax-Exempt Fund
   Class A                                             12,089                    0.04
   Class B                                              1,651                    0.03
   Class C                                                495                    0.04

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until June 30, 2005. Under this agreement, net expenses will not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the six months ended Dec. 31, 2004, are as follows:

Fund                                    Class A             Class B              Class C
California Tax-Exempt Fund            $ 86,834             $ 9,489              $  717
Massachusetts Tax-Exempt Fund           29,715              18,575                 283
Michigan Tax-Exempt Fund                36,314               9,694                 544
Minnesota Tax-Exempt Fund              226,768              33,750                 887
New York Tax-Exempt Fund                65,343              21,959               2,076
Ohio Tax-Exempt Fund                    24,525               9,445                 221

During the six months ended Dec. 31, 2004, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                                          Reduction
California Tax-Exempt Fund                                                     $ 1,940
Massachusetts Tax-Exempt Fund                                                      957
Michigan Tax-Exempt Fund                                                         1,205
Minnesota Tax-Exempt Fund                                                       10,645
New York Tax-Exempt Fund                                                         1,180
Ohio Tax-Exempt Fund                                                               777

--------------------------------------------------------------------------------
76   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

3. SECURITIES TRANSACTIONS

For the six months ended Dec. 31, 2004, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                                    Purchases            Proceeds
California Tax-Exempt Fund                             $23,672,729         $27,519,567
Massachusetts Tax-Exempt Fund                            2,572,123           5,986,287
Michigan Tax-Exempt Fund                                 1,876,735           6,174,185
Minnesota Tax-Exempt Fund                               25,159,235          33,617,084
New York Tax-Exempt Fund                                12,412,777          13,772,775
Ohio Tax-Exempt Fund                                    10,948,062          15,184,553

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                                 California Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                       2,032,015       60,040        74,689
Issued for reinvested distributions          897,291       85,980        16,435
Redeemed                                  (3,720,285)    (834,678)     (188,497)
                                          ----------     --------      --------
Net increase (decrease)                     (790,979)    (688,658)      (97,373)
                                          ----------     --------      --------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                       3,033,671      206,871       230,075
Issued for reinvested distributions        1,537,634      166,830        33,943
Redeemed                                 (10,732,762)  (1,184,067)     (449,095)
                                         -----------   ----------      --------
Net increase (decrease)                   (6,161,457)    (810,366)     (185,077)
                                          ----------     --------      --------

                                                Massachusetts Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                         710,456       71,032         7,192
Issued for reinvested distributions          185,877       45,672         4,252
Redeemed                                  (1,089,503)    (595,358)      (64,501)
                                          ----------     --------       -------
Net increase (decrease)                     (193,170)    (478,654)      (53,057)
                                            --------     --------       -------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                       1,191,577      251,911       124,956
Issued for reinvested distributions          459,165      126,234        11,326
Redeemed                                  (3,531,720)    (876,712)     (154,180)
                                          ----------     --------      --------
Net increase (decrease)                   (1,880,978)    (498,567)      (17,898)
                                          ----------     --------       -------

--------------------------------------------------------------------------------
77   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Michigan Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                         618,509       25,122        25,512
Issued for reinvested distributions          187,065       14,676         5,895
Redeemed                                  (1,232,985)    (263,319)      (52,033)
                                          ----------     --------       -------
Net increase (decrease)                     (427,411)    (223,521)      (20,626)
                                            --------     --------       -------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                         736,955       87,977       117,722
Issued for reinvested distributions          492,872       49,175        13,759
Redeemed                                  (3,227,509)    (459,337)     (153,247)
                                          ----------     --------      --------
Net increase (decrease)                   (1,997,682)    (322,185)      (21,766)
                                          ----------     --------       -------

                                                  Minnesota Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                       5,072,350      204,355       191,396
Issued for reinvested distributions        1,087,630      136,483        24,380
Redeemed                                  (6,286,450)  (2,045,758)     (245,339)
                                          ----------   ----------      --------
Net increase (decrease)                     (126,470)  (1,704,920)      (29,563)
                                            --------   ----------       -------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                       5,989,136      678,333       581,550
Issued for reinvested distributions        2,028,244      281,844        43,186
Redeemed                                 (14,563,010)  (2,227,995)     (570,516)
                                         -----------   ----------      --------
Net increase (decrease)                   (6,545,630)  (1,267,818)       54,220
                                          ----------   ----------        ------

                                                  New York Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                         895,884       54,512        31,445
Issued for reinvested distributions          384,346       47,658         8,098
Redeemed                                  (1,257,287)    (714,149)     (119,641)
                                          ----------     --------      --------
Net increase (decrease)                       22,943     (611,979)      (80,098)
                                              ------     --------       -------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                       1,018,559      285,671       164,025
Issued for reinvested distributions          784,799      117,555        18,658
Redeemed                                  (4,372,625)    (752,175)     (218,063)
                                          ----------     --------      --------
Net increase (decrease)                   (2,569,267)    (348,949)      (35,380)
                                          ----------     --------       -------

--------------------------------------------------------------------------------
78   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

                                                    Ohio Tax-Exempt Fund
                                               Six months ended Dec. 31, 2004
                                             Class A      Class B       Class C
Sold                                         402,530       52,766        18,911
Issued for reinvested distributions          128,479       14,909         4,708
Redeemed                                  (1,183,942)    (412,873)      (62,972)
                                          ----------     --------       -------
Net increase (decrease)                     (652,933)    (345,198)      (39,353)
                                            --------     --------       -------

                                                  Year ended June 30, 2004
                                             Class A      Class B       Class C
Sold                                         974,625      172,274        87,413
Issued for reinvested distributions          411,677       65,666        17,779
Redeemed                                  (2,689,966)    (708,242)     (225,894)
                                          ----------     --------      --------
Net increase (decrease)                   (1,303,664)    (470,302)     (120,702)
                                          ----------     --------      --------

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, Ohio Tax-Exempt Fund had a capital loss carry-over of $438,217 at June 30, 2004, that if not offset by capital gains will expire in 2013. It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by The Bank of New York, whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept. 21, 2004. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.50% or the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Prior to this agreement, each Fund had a revolving credit agreement that permitted borrowings up to $500 million with Deutsche Bank. Each Fund had no borrowings outstanding during the six months ended Dec. 31, 2004.

--------------------------------------------------------------------------------
79   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.11        $5.37      $5.23       $5.18       $5.03
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .09          .21        .23         .24         .25
Net gains (losses) (both realized and unrealized)                            .18         (.20)       .14         .05         .15
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .27          .01        .37         .29         .40
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.10)        (.21)      (.23)       (.24)       (.25)
Distributions from realized gains                                           (.07)        (.06)        --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.17)        (.27)      (.23)       (.24)       (.25)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.21        $5.11      $5.37       $5.23       $5.18
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $194         $194       $237        $234        $231
Ratio of expenses to average daily net assets(b)                            .85%(c)      .86%       .85%        .84%        .85%
Ratio of net investment income (loss) to average daily net assets          3.61%(c)     4.03%      4.34%       4.56%       4.79%
Portfolio turnover rate (excluding short-term securities)                    12%          30%        95%         16%         11%
Total return(d)                                                            5.29%(e)      .25%      7.26%       5.66%       8.00%

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) Adjusted to an annual basis.

(d) Total return does not reflect payment of a sales charge.

(e) Not annualized.

(f) Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
80   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.11        $5.37      $5.23       $5.17       $5.03
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .17        .19         .20         .21
Net gains (losses) (both realized and unrealized)                            .18         (.20)       .14         .06         .14
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .25         (.03)       .33         .26         .35
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.08)        (.17)      (.19)       (.20)       (.21)
Distributions from realized gains                                           (.07)        (.06)        --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.15)        (.23)      (.19)       (.20)       (.21)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.21        $5.11      $5.37       $5.23       $5.17
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $18          $21        $27         $27         $24
Ratio of expenses to average daily net assets(b)                           1.60%(c)     1.61%      1.60%       1.59%       1.60%
Ratio of net investment income (loss) to average daily net assets          2.85%(c)     3.28%      3.58%       3.81%       3.99%
Portfolio turnover rate (excluding short-term securities)                    12%          30%        95%         16%         11%
Total return(d)                                                            4.90%(e)     (.50%)     6.44%       5.07%       6.98%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
81   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.12        $5.38      $5.24       $5.18       $5.03
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .17        .19         .20         .21
Net gains (losses) (both realized and unrealized)                            .17         (.20)       .14         .06         .15
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .24         (.03)       .33         .26         .36
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.08)        (.17)      (.19)       (.20)       (.21)
Distributions from realized gains                                           (.07)        (.06)        --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.15)        (.23)      (.19)       (.20)       (.21)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.21        $5.12      $5.38       $5.24       $5.18
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $3           $4         $5          $3          $1
Ratio of expenses to average daily net assets(b)                           1.61%(c)     1.62%      1.61%       1.60%       1.60%
Ratio of net investment income (loss) to average daily net assets          2.85%(c)     3.27%      3.56%       3.86%       4.04%
Portfolio turnover rate (excluding short-term securities)                    12%          30%        95%         16%         11%
Total return(d)                                                            4.69%(e)     (.50%)     6.43%       5.07%       7.20%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
82   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.26        $5.51      $5.37       $5.28       $5.11
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .08          .18        .19         .22         .27
Net gains (losses) (both realized and unrealized)                            .18         (.19)       .16         .09         .17
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .26         (.01)       .35         .31         .44
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.09)        (.18)      (.19)       (.22)       (.27)
Distributions from realized gains                                           (.02)        (.06)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.11)        (.24)      (.21)       (.22)       (.27)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.41        $5.26      $5.51       $5.37       $5.28
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $60          $59        $73         $66         $65
Ratio of expenses to average daily net assets(b)                            .88%(c),(d)  .88%(c)    .88%(c)     .91%        .95%
Ratio of net investment income (loss) to average daily net assets          3.17%(d)     3.35%      3.57%       4.11%       5.04%
Portfolio turnover rate (excluding short-term securities)                     3%          14%       141%         53%          4%
Total return(e)                                                            4.97%(f)     (.24%)(f)  6.73%       5.94%       8.64%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% for the six months ended Dec. 31, 2004 and 0.93% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
83   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.26        $5.51      $5.37       $5.28       $5.11
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .06          .14        .15         .18         .23
Net gains (losses) (both realized and unrealized)                            .18         (.19)       .16         .09         .17
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .24         (.05)       .31         .27         .40
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.14)      (.15)       (.18)       (.23)
Distributions from realized gains                                           (.02)        (.06)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.09)        (.20)      (.17)       (.18)       (.23)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.41        $5.26      $5.51       $5.37       $5.28
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $19          $21        $24         $24         $18
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d) 1.64%(c)   1.63%(c)    1.66%       1.70%
Ratio of net investment income (loss) to average daily net assets          2.41%(d)     2.59%      2.81%       3.34%       4.28%
Portfolio turnover rate (excluding short-term securities)                     3%          14%       141%         53%          4%
Total return(e)                                                            4.56%(f)     (.99%)(f)  5.92%       5.15%       7.83%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.68% for the six months ended Dec. 31, 2004 and 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
84   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.26        $5.51      $5.37       $5.28       $5.11
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .06          .14        .15         .18         .23
Net gains (losses) (both realized and unrealized)                            .18         (.19)       .16         .09         .17
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .24         (.05)       .31         .27         .40
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.14)      (.15)       (.18)       (.23)
Distributions from realized gains                                           (.02)        (.06)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.09)        (.20)      (.17)       (.18)       (.23)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.41        $5.26      $5.51       $5.37       $5.28
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $1           $2         $2          $2          $1
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d) 1.64%(c)   1.64%(c)    1.66%       1.70%
Ratio of net investment income (loss) to average daily net assets          2.41%(d)     2.58%      2.88%       3.32%       4.30%
Portfolio turnover rate (excluding short-term securities)                     3%          14%       141%         53%          4%
Total return(e)                                                            4.57%(f)     (.97%)(f)  5.91%       5.16%       7.84%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.70%for the six months ended Dec. 31, 2004 and 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
85   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.21        $5.47      $5.33       $5.27       $5.09
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .09          .19        .22         .24         .27
Net gains (losses) (both realized and unrealized)                            .14         (.18)       .19         .06         .18
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .23          .01        .41         .30         .45
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.09)        (.19)      (.22)       (.24)       (.27)
Distributions from realized gains                                           (.03)        (.08)      (.05)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.12)        (.27)      (.27)       (.24)       (.27)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.32        $5.21      $5.47       $5.33       $5.27
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $55          $56        $70         $70         $67
Ratio of expenses to average daily net assets(b)                            .88%(c),(d)  .88%(c)    .88%(c)     .92%        .95%
Ratio of net investment income (loss) to average daily net assets          3.49%(d)     3.55%      4.06%       4.57%       5.09%
Portfolio turnover rate (excluding short-term securities)                     3%          32%       113%         33%          4%
Total return(e)                                                            4.42%(f)      .19%      8.00%       5.83%       8.90%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.94% for the six months ended Dec. 31, 2004 and 0.94% and 0.93% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
86   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.21        $5.47      $5.33       $5.27       $5.09
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .15        .18         .20         .23
Net gains (losses) (both realized and unrealized)                            .14         (.18)       .19         .06         .18
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .21         (.03)       .37         .26         .41
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.15)      (.18)       (.20)       (.23)
Distributions from realized gains                                           (.03)        (.08)      (.05)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.10)        (.23)      (.23)       (.20)       (.23)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.32        $5.21      $5.47       $5.33       $5.27
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $6           $7         $9          $8          $6
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d) 1.63%(c)   1.63%(c)    1.67%       1.70%
Ratio of net investment income (loss) to average daily net assets          2.72%(d)     2.79%      3.28%       3.82%       4.34%
Portfolio turnover rate (excluding short-term securities)                     3%          32%       113%         33%          4%
Total return(e)                                                            4.02%(f)     (.56%)     7.18%       5.04%       8.09%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% for the six monhs ended Dec. 31, 2004 and 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
87   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.21        $5.47      $5.33       $5.27       $5.09
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .15        .18         .20         .22
Net gains (losses) (both realized and unrealized)                            .14         (.18)       .19         .06         .18
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .21         (.03)       .37         .26         .40
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.15)      (.18)       (.20)       (.22)
Distributions from realized gains                                           (.03)        (.08)      (.05)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.10)        (.23)      (.23)       (.20)       (.22)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.32        $5.21      $5.47       $5.33       $5.27
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $2           $2         $2          $1         $--
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d) 1.64%(c)   1.63%(c)    1.66%       1.70%
Ratio of net investment income (loss) to average daily net assets          2.73%(d)     2.80%      3.27%       3.80%       4.36%
Portfolio turnover rate (excluding short-term securities)                     3%          32%       113%         33%          4%
Total return(e)                                                            4.02%(f)     (.57%)     7.18%       5.05%       8.02%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.70% for the six months ended Dec. 31, 2004 and 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
88   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.20        $5.37      $5.20       $5.14       $5.00
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .09          .19        .22         .25         .28
Net gains (losses) (both realized and unrealized)                            .15         (.17)       .17         .06         .14
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .24          .02        .39         .31         .42
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.09)        (.19)      (.22)       (.25)       (.28)
Distributions from realized gains                                           (.02)          --         --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.11)        (.19)      (.22)       (.25)       (.28)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.33        $5.20      $5.37       $5.20       $5.14
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                     $355         $347       $393        $375        $357
Ratio of expenses to average daily net assets(b)                            .85%(c)      .84%       .84%        .83%        .84%
Ratio of net investment income (loss) to average daily net assets          3.37%(c)     3.60%      4.26%       4.82%       5.45%
Portfolio turnover rate (excluding short-term securities)                     6%          23%        73%         36%          4%
Total return(d)                                                            4.58%(e)      .32%      7.78%       6.15%       8.53%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
89   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.20        $5.37      $5.20       $5.14       $5.00
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .15        .18         .21         .24
Net gains (losses) (both realized and unrealized)                            .15         (.17)       .17         .06         .14
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .22         (.02)       .35         .27         .38
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.15)      (.18)       (.21)       (.24)
Distributions from realized gains                                           (.02)          --         --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.09)        (.15)      (.18)       (.21)       (.24)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.33        $5.20      $5.37       $5.20       $5.14
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $52          $59        $68         $64         $53
Ratio of expenses to average daily net assets(b)                           1.61%(c)     1.59%      1.59%       1.59%       1.60%
Ratio of net investment income (loss) to average daily net assets          2.61%(c)     2.85%      3.48%       4.02%       4.70%
Portfolio turnover rate (excluding short-term securities)                     6%          23%        73%         36%          4%
Total return(d)                                                            4.19%(e)     (.44%)     6.97%       5.36%       7.72%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
90   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(f)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.20        $5.37      $5.20       $5.14       $5.00
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .15        .18         .21         .24
Net gains (losses) (both realized and unrealized)                            .15         (.17)       .17         .06         .14
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .22         (.02)       .35         .27         .38
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.15)      (.18)       (.21)       (.24)
Distributions from realized gains                                           (.02)          --         --          --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.09)        (.15)      (.18)       (.21)       (.24)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.33        $5.20      $5.37       $5.20       $5.14
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $9           $9         $9          $5          $2
Ratio of expenses to average daily net assets(b)                           1.61%(c)     1.60%      1.60%       1.59%       1.59%
Ratio of net investment income (loss) to average daily net assets          2.61%(c)     2.84%      3.44%       4.04%       4.74%
Portfolio turnover rate (excluding short-term securities)                     6%          23%        73%         36%          4%
Total return(d)                                                            4.19%(e)     (.44%)     6.96%       5.36%       7.75%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Adjusted to an annual basis.

(d)  Total return does not reflect payment of a sales charge.

(e)  Not annualized.

(f)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
91   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.07        $5.36      $5.16       $5.12       $4.92
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .09          .18        .20         .22         .25
Net gains (losses) (both realized and unrealized)                            .13         (.18)       .22         .04         .20
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .22           --        .42         .26         .45
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.09)        (.18)      (.20)       (.22)       (.25)
Distributions from realized gains                                           (.06)        (.11)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.15)        (.29)      (.22)       (.22)       (.25)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.14        $5.07      $5.36       $5.16       $5.12
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $80          $79        $97         $92         $88
Ratio of expenses to average daily net assets(b)                            .87%(c),(d)  .88%(c)    .88%(c)     .90%        .91%
Ratio of net investment income (loss) to average daily net assets          3.41%(d)     3.44%      3.88%       4.38%       4.90%
Portfolio turnover rate (excluding short-term securities)                    14%          36%        91%         44%         13%
Total return(e)                                                            4.38%(f)     (.02%)     8.43%       5.26%       9.28%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.90% for the six months ended Dec. 31, 2004 and 0.93% and 0.90% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
92   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.07        $5.36      $5.16       $5.12       $4.92
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .14        .16         .19         .21
Net gains (losses) (both realized and unrealized)                            .13         (.18)       .22         .04         .20
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .20         (.04)       .38         .23         .41
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.14)      (.16)       (.19)       (.21)
Distributions from realized gains                                           (.06)        (.11)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.13)        (.25)      (.18)       (.19)       (.21)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.14        $5.07      $5.36       $5.16       $5.12
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                      $12          $15        $18         $18         $16
Ratio of expenses to average daily net assets(b)                           1.63%(c),(d) 1.63%(c)   1.63%(c)    1.65%       1.66%
Ratio of net investment income (loss) to average daily net assets          2.64%(d)     2.69%      3.13%       3.60%       4.14%
Portfolio turnover rate (excluding short-term securities)                    14%          36%        91%         44%         13%
Total return(e)                                                            3.98%(f)     (.78%)     7.61%       4.48%       8.47%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.66% for the six months ended Dec. 31, 2004 and 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
93   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)      2004       2003        2002        2001
Net asset value, beginning of period                                       $5.07        $5.36      $5.16       $5.11       $4.92
                                                                           -----        -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .07          .14        .16         .19         .21
Net gains (losses) (both realized and unrealized)                            .13         (.18)       .22         .05         .19
                                                                           -----        -----      -----       -----       -----
Total from investment operations                                             .20         (.04)       .38         .24         .40
                                                                           -----        -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.07)        (.14)      (.16)       (.19)       (.21)
Distributions from realized gains                                           (.06)        (.11)      (.02)         --          --
                                                                           -----        -----      -----       -----       -----
Total distributions                                                         (.13)        (.25)      (.18)       (.19)       (.21)
                                                                           -----        -----      -----       -----       -----
Net asset value, end of period                                             $5.14        $5.07      $5.36       $5.16       $5.11
                                                                           -----        -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $2           $2         $2          $1         $--
Ratio of expenses to average daily net assets(b)                           1.63%(c),(d) 1.63%(c)   1.64%(c)    1.66%       1.66%
Ratio of net investment income (loss) to average daily net assets          2.65%(d)     2.68%      3.07%       3.69%       4.09%
Portfolio turnover rate (excluding short-term securities)                    14%          36%        91%         44%         13%
Total return(e)                                                            3.98%(f)     (.78%)     7.60%       4.68%       8.26%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.66% for the six months ended Dec. 31, 2004 and 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
94   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                             2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                    $5.16           $5.43      $5.35       $5.27       $5.13
                                                                        -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                              .08             .17        .18         .22         .27
Net gains (losses) (both realized and unrealized)                         .15            (.20)       .19         .08         .14
                                                                        -----           -----      -----       -----       -----
Total from investment operations                                          .23            (.03)       .37         .30         .41
                                                                        -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                     (.08)           (.17)      (.18)       (.22)       (.27)
Distributions from realized gains                                          --            (.07)      (.11)         --          --
                                                                        -----           -----      -----       -----       -----
Total distributions                                                      (.08)           (.24)      (.29)       (.22)       (.27)
                                                                        -----           -----      -----       -----       -----
Net asset value, end of period                                          $5.31           $5.16      $5.43       $5.35       $5.27
                                                                        -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                   $55             $56        $67         $69         $67
Ratio of expenses to average daily net assets(b)                         .88%(c),(d)     .88%(c)    .88%(c)     .91%        .93%
Ratio of net investment income (loss) to average daily net assets       3.13%(d)        3.13%      3.40%       4.22%       4.98%
Portfolio turnover rate (excluding short-term securities)                 17%             17%       194%         33%          3%
Total return(e)                                                         4.53%(f)        (.67%)     7.08%       5.87%       7.95%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% for the six months ended Dec. 31, 2004 and 0.95% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
95   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                       $5.16           $5.43      $5.34       $5.27       $5.13
                                                                           -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .06             .13        .14         .18         .23
Net gains (losses) (both realized and unrealized)                            .15            (.20)       .20         .07         .14
                                                                           -----           -----      -----       -----       -----
Total from investment operations                                             .21            (.07)       .34         .25         .37
                                                                           -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.06)           (.13)      (.14)       (.18)       (.23)
Distributions from realized gains                                             --            (.07)      (.11)         --          --
                                                                           -----           -----      -----       -----       -----
Total distributions                                                         (.06)           (.20)      (.25)       (.18)       (.23)
                                                                           -----           -----      -----       -----       -----
Net asset value, end of period                                             $5.31           $5.16      $5.43       $5.34       $5.27
                                                                           -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $8             $10        $13         $12          $8
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d)    1.63%(c)   1.63%(c)    1.66%       1.68%
Ratio of net investment income (loss) to average daily net assets          2.37%(d)        2.38%      2.62%       3.46%       4.23%
Portfolio turnover rate (excluding short-term securities)                    17%             17%       194%         33%          3%
Total return(e)                                                            4.14%(f)       (1.43%)     6.47%       4.89%       7.15%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.68% for the six months ended Dec. 31, 2004 and 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
96   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004(g)         2004       2003        2002        2001
Net asset value, beginning of period                                       $5.16           $5.43      $5.35       $5.28       $5.13
                                                                           -----           -----      -----       -----       -----
Income from investment operations:
Net investment income (loss)                                                 .06             .13        .14         .18         .22
Net gains (losses) (both realized and unrealized)                            .15            (.20)       .19         .07         .15
                                                                           -----           -----      -----       -----       -----
Total from investment operations                                             .21            (.07)       .33         .25         .37
                                                                           -----           -----      -----       -----       -----
Less distributions:
Dividends from net investment income                                        (.06)           (.13)      (.14)       (.18)       (.22)
Distributions from realized gains                                             --            (.07)      (.11)         --          --
                                                                           -----           -----      -----       -----       -----
Total distributions                                                         (.06)           (.20)      (.25)       (.18)       (.22)
                                                                           -----           -----      -----       -----       -----
Net asset value, end of period                                             $5.31           $5.16      $5.43       $5.35       $5.28
                                                                           -----           -----      -----       -----       -----
Ratios/supplemental data
Net assets, end of period (in millions)                                       $2              $2         $3          $1          $1
Ratio of expenses to average daily net assets(b)                           1.64%(c),(d)    1.63%(c)   1.63%(c)    1.66%       1.68%
Ratio of net investment income (loss) to average daily net assets          2.37%(d)        2.38%      2.54%       3.45%       4.26%
Portfolio turnover rate (excluding short-term securities)                    17%             17%       194%         33%          3%
Total return(e)                                                            4.14%(f)       (1.44%)     6.26%       4.89%       7.27%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% for the six months ended Dec. 31, 2004 and 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

(g)  Six months ended Dec. 31, 2004 (Unaudited).

--------------------------------------------------------------------------------
97   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2004.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
98   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP California Tax-Exempt Fund
                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,052.90              $4.40                 .85%
     Hypothetical (5% return before expenses)         $1,000           $1,020.92              $4.33                 .85%
Class B
     Actual(b)                                        $1,000           $1,049.00              $8.26                1.60%
     Hypothetical (5% return before expenses)         $1,000           $1,017.14              $8.13                1.60%
Class C
     Actual(b)                                        $1,000           $1,046.90              $8.31                1.61%
     Hypothetical (5% return before expenses)         $1,000           $1,017.09              $8.19                1.61%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +5.29% for Class A, +4.90% for Class B and +4.69% for Class C.

AXP Massachusetts Tax-Exempt Fund

                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,049.70              $4.55                 .88%
     Hypothetical (5% return before expenses)         $1,000           $1,020.77              $4.48                 .88%
Class B
     Actual(b)                                        $1,000           $1,045.60              $8.46                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%
Class C
     Actual(b)                                        $1,000           $1,045.70              $8.46                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +4.97% for Class A, +4.56% for Class B and +4.57% for Class C.

--------------------------------------------------------------------------------
99   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP Michigan Tax-Exempt Fund
                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,044.20              $4.53                 .88%
     Hypothetical (5% return before expenses)         $1,000           $1,020.77              $4.48                 .88%
Class B
     Actual(b)                                        $1,000           $1,040.20              $8.43                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%
Class C
     Actual(b)                                        $1,000           $1,040.20              $8.43                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +4.42%% for Class A, +4.02%% for Class B and +4.02% for Class C.

AXP Minnesota Tax-Exempt Fund

                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,045.80              $4.38                 .85%
     Hypothetical (5% return before expenses)         $1,000           $1,020.92              $4.33                 .85%
Class B
     Actual(b)                                        $1,000           $1,041.90              $8.29                1.61%
     Hypothetical (5% return before expenses)         $1,000           $1,017.09              $8.19                1.61%
Class C
     Actual(b)                                        $1,000           $1,041.90              $8.29                1.61%
     Hypothetical (5% return before expenses)         $1,000           $1,017.09              $8.19                1.61%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +4.58% for Class A, +4.19% for Class B, +4.19% for Class C.

--------------------------------------------------------------------------------
100   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

AXP New York Tax-Exempt Fund

                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,043.80              $4.48                 .87%
     Hypothetical (5% return before expenses)         $1,000           $1,020.82              $4.43                 .87%
Class B
     Actual(b)                                        $1,000           $1,039.80              $8.38                1.63%
     Hypothetical (5% return before expenses)         $1,000           $1,016.99              $8.29                1.63%
Class C
     Actual(b)                                        $1,000           $1,039.80              $8.38                1.63%
     Hypothetical (5% return before expenses)         $1,000           $1,016.99              $8.29                1.63%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +4.38% for Class A, +3.98% for Class B, +3.98% for Class C.

AXP Ohio Tax-Exempt Fund

                                                    Beginning           Ending              Expenses
                                                  account value      account value         paid during           Annualized
                                                  July 1, 2004       Dec. 31, 2004        the period(a)         expense ratio
Class A
     Actual(b)                                        $1,000           $1,045.30              $4.54                 .88%
     Hypothetical (5% return before expenses)         $1,000           $1,020.77              $4.48                 .88%
Class B
     Actual(b)                                        $1,000           $1,041.40              $8.44                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%
Class C
     Actual(b)                                        $1,000           $1,041.40              $8.44                1.64%
     Hypothetical (5% return before expenses)         $1,000           $1,016.94              $8.34                1.64%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Based on the actual return for the six months ended Dec. 31, 2004: +4.53% for Class A, +4.14% for Class B and +4.14% for Class C.

--------------------------------------------------------------------------------
101   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the website americanexpress.com/funds; or by searching the website of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.sec.gov.

--------------------------------------------------------------------------------
102   --   AXP STATE TAX-EXEMPT FUNDS   --   2004 SEMIANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP California Tax-Exempt Trust


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 4, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 4, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 4, 2005